Schedule of Investments
(unaudited)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 04/15/38
(a) (b)
........... USD 570 $ 569,941
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.44%, 07/15/37
(a) (b)
........... 800 802,765
522 Funding CLO Ltd., Series 2019-5A, Class
AR, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.23%, 04/15/35
(a) (b)
........... 250 250,000
610 Funding CLO 2 Ltd., Series 2016-2RA, Class
A1R3, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.23%, 01/20/34
(a) (b)
...... 250 250,198
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.51%, 05/15/42
(a) (b)
........... 918 916,282
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.35%, 08/18/40
(a) (b)
................. 1,209 1,210,600
Affirm Asset Securitization Trust
(b)
Series 2025-X1, Class C, 5.34%, 04/15/30 .. 252 252,846
Series 2025-X2, Class A, 4.45%, 10/15/30 .. 1,393 1,394,566
Series 2025-X2, Class B, 4.56%, 10/15/30 .. 206 206,341
Series 2025-X2, Class C, 4.93%, 10/15/30 .. 100 100,182
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 2,815 2,843,008
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 221 222,680
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.25%, 10/20/37
(a) (b)
........... 580 582,155
AGL CLO 21 Ltd., Series 2022-21A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.23%, 10/21/37
(a) (b)
........... 300 301,075
AGL CLO 23 Ltd., Series 2022-23A, Class A1R,
(3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.03%, 04/20/38
(a) (b)
........... 640 639,285
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.10%, 04/22/38
(a) (b)
........... 250 250,504
AGL CLO 42 Ltd., Series 2025-42A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.57%, 07/22/38
(a) (b)
........... 530 531,661
AGL CLO 43 Ltd., Series 2025-43A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.24%, 09/10/38
(a) (b)
........... 390 390,996
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class D1AR, (3-mo. CME
Term SOFR at 2.70% Floor + 2.70%),
6.46%, 01/20/39 ................. 250 249,482
Series 2020-5A, Class D2R3, (3-mo. CME
Term SOFR at 3.95% Floor + 3.95%),
7.71%, 01/20/39 ................. 250 249,975
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.16%, 04/20/38
(a) (b)
........... 830 832,490
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.30%, 01/20/35
(a) (b)
........... 500 500,500
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46% Floor
+ 1.46%), 5.34%, 07/20/37
(a) (b)
.......... 1,320 1,324,037
AGL Core CLO 31 Ltd., Series 2024-31A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 5.78%, 07/20/37
(a) (b)
........... 250 250,963
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AGL Core CLO 38 Ltd., Series 2025-38A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.10%, 01/22/38
(a) (b)
........... USD 710 $ 711,471
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.26%, 10/20/37
(a) (b)
.......... 920 923,500
AIMCO CLO, Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.19%, 10/17/37
(a) (b)
................. 630 632,347
AIMCO CLO 11 Ltd., Series 2020-11A, Class
A1R2, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.22%, 07/17/37
(a) (b)
...... 430 431,775
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A1R, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.14%, 10/20/38
(a) (b)
.......... 600 600,453
AIMCO CLO 18 Ltd., Series 2022-18A, Class
A1LR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 07/20/37
(a) (b)
...... 290 291,021
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(b) (c)
............... 3,590 3,590,103
AMMC CLO 27 Ltd., Series 2022-27A, Class
A1R, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.08%), 4.96%, 01/20/37
(a) (b)
.......... 1,750 1,747,533
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 1,080 1,084,271
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1R, (3-mo. CME Term SOFR at
1.23% Floor + 1.23%), 5.13%, 02/15/38
(a) (b)
. 2,745 2,749,633
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.32%, 04/15/34
(a) (b)
. 250 250,112
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.48%, 07/20/37
(a) (b)
. 640 642,291
Anchorage Capital CLO 34 Ltd., Series 2025-
34A, Class A1, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 4.94%, 01/15/39
(a) (b)
. 720 719,448
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 5.42%,
04/28/37 ...................... 930 933,415
Series 2015-7A, Class BR3, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.91%,
04/28/37 ...................... 1,640 1,647,471
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
7.66%, 04/28/37 ................. 250 250,598
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class A1R3, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.20%, 10/27/38
(a) (b)
. 510 511,347
Apidos CLO LV, Series 2025-55A, Class A1,
(3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.93%, 01/20/39
(a) (b) (d)
.......... 570 570,000
Apidos CLO XLVI Ltd., Series 2023-46A, Class
A1R, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.11%, 10/24/38
(a) (b)
.......... 350 350,186
Apidos CLO XLVIII Ltd., Series 2024-48A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor +
1.44%), 5.30%, 07/25/37
(a) (b)
........... 250 250,837
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.98%, 01/20/33
(a) (b)
........... 223 222,870

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXXIX Ltd.
(a)(b)
Series 2022-39A, Class A1R, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
5.40%, 10/21/38 ................. USD 860 $ 861,654
Series 2022-39A, Class BR, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.70%,
10/21/38 ...................... 250 250,682
Series 2022-39A, Class D1R, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.77%, 10/21/38 ................. 250 241,059
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 31 28,279
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.66%,
01/20/41
(a) (b)
...................... 1,103 1,106,253
Arbor Realty Commercial Real Estate Notes
LLC, Series 2025-FL1, Class A, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 5.09%,
01/20/43
(a) (b)
...................... 1,100 1,097,777
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.43%,
01/15/37
(a) (b)
...................... 1,199 1,197,030
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.55%, 07/25/43
(a) (b)
................. 1,762 1,763,981
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
5.85%, 08/17/41
(a) (b)
................. 253 253,152
AREIT Ltd.
(a)(b)
Series 2024-CRE9, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.44%, 05/17/41 ................. 2,078 2,077,396
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.12%, 12/17/29 ................. 285 284,691
Ares Direct Lending CLO LLC
(a)(b)
Series 2025-2A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.20%,
10/16/37 ...................... 760 760,620
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
01/20/39 ...................... 460 459,958
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 3.70%, 04/20/32
(a) (b)
........... EUR 297 349,761
Ares LII CLO Ltd., Series 2019-52A, Class BRR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.21%, 04/22/31
(a) (b)
........... USD 310 310,228
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.15%, 04/25/34
(a) (b)
........... 250 250,315
Ares Loan Funding III Ltd., Series 2022-ALF3A,
Class A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.13%, 07/25/36
(a) (b)
...... 615 615,494
Ares LVI CLO Ltd., Series 2020-56A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.11%, 01/25/38
(a) (b)
...... 410 410,865
Ares LX CLO Ltd., Series 2021-60A, Class AR,
(3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.06%, 07/18/34
(a) (b)
........... 1,900 1,901,486
Ares LXIII CLO Ltd., Series 2022-63A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 5.59%, 10/15/38
(a) (b)
.......... 550 551,916
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLI CLO Ltd., Series 2016-41A, Class AR2,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.24%, 04/15/34
(a) (b)
........... USD 250 $ 250,420
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.25%, 01/15/38
(a) (b)
...... 250 250,875
Ares XLIV CLO Ltd., Series 2017-44A, Class
CRR, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.65%, 04/15/34
(a) (b)
.......... 420 421,262
Asimi Funding plc
(a)(e)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.08%, 09/16/31 GBP 35 46,841
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 5.68%, 09/16/31 114 153,962
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 05/16/32 ................. 115 155,267
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.13%, 05/16/32 ................. 72 97,098
Series 2025-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.24%, 12/16/32 ................. 100 134,777
Series 2025-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.49%, 12/16/32 ................. 100 134,777
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.43%, 11/15/39
(a) (e)
........... EUR 87 103,101
Asset-Backed European Securitisation
Transaction Twenty-Four SRL
(a)(e)
Series 2024-R, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.36%, 08/16/40 . 100 117,884
Series 2024-R, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.66%, 08/16/40 . 100 117,816
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(e)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.52%, 03/21/34 . 86 102,176
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.82%, 03/21/34 . 86 102,315
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.32%, 03/21/34 . 86 102,568
Atlas Senior Loan Fund XX Ltd., Series 2022-
20A, Class XR, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.03%, 10/19/37
(a) (b)
. USD 150 150,000
Atlas Senior Loan Fund XXII Ltd., Series 2023-
22A, Class A1, (3-mo. CME Term SOFR at
1.98% Floor + 1.98%), 5.86%, 01/20/36
(a) (b)
. 1,650 1,651,962
Auto ABS Italian Stella Loans SRL
(a)(e)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.59%, 12/29/36 . EUR 71 84,580
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.19%, 12/29/36 . 71 85,026
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.14%, 12/28/40 . 137 161,195
Auto1 Car Funding SARL, Series 2024-1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.44%, 12/15/33
(a) (e)
................. 100 118,001
AutoNoria Spain FT, Series 2025-SP, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.39%, 04/30/43
(a) (e)
................. 100 117,455

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Avoca CLO XVIII DAC, Series 18A, Class CR,
(3-mo. EURIBOR at 2.25% Floor + 2.25%),
4.28%, 01/15/38
(a) (b)
................. EUR 250 $ 293,452
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
3.33%, 04/15/35
(a) (e)
................. 200 233,660
Bain Capital Credit CLO, Series 2019-2A, Class
BR3, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.33%, 10/17/32
(a) (b)
.......... USD 250 250,086
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.43%,
07/19/31 ...................... 750 750,266
Series 2020-2A, Class ARR, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.12%, 07/19/34 ................. 250 250,063
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.36% Floor + 3.36%), 7.23%,
07/24/34 ...................... 250 244,751
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 07/20/37
(a) (b)
...... 617 619,167
Ballyrock CLO 25 Ltd., Series 2023-25A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.61%, 01/25/38
(a) (b)
........... 250 250,476
Ballyrock CLO 29 Ltd., Series 2025-29A, Class
A1A, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.18%, 07/25/38
(a) (b)
.......... 250 250,840
Ballyrock CLO 32 Ltd.
(a)(b)
  (3-mo. CME Term SOFR + 1.21%), 4.88%,
01/25/39 ...................... 760 758,954
Series 2025-32A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/25/39 ...................... 510 511,418
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.70%, 10/20/31
(a) (b)
........... 250 250,055
Bardot CLO Ltd., Series 2019-2A, Class ARR,
(3-mo. CME Term SOFR at 0.98% Floor +
0.98%), 4.84%, 10/22/32
(a) (b)
........... 245 245,031
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 5.55%,
01/20/31 ...................... 248 248,260
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.55%, 07/15/36 ................. 1,840 1,846,740
Barrow Hanley CLO II Ltd., Series 2023-2A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 03/31/38
(a) (b)
...... 370 370,925
Battalion CLO 18 Ltd., Series 2020-18A, Class
BRR, (3-mo. CME Term SOFR at 1.80% Floor
+ 1.80%), 5.70%, 10/15/36
(a) (b)
.......... 375 375,303
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R3, (3-mo. CME
Term SOFR at 0.90% Floor + 0.90%),
4.78%, 07/18/30 ................. 939 938,635
Series 2015-8A, Class A2R3, (3-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.88%, 07/18/30 ................. 666 665,425
Battalion CLO X Ltd., Series 2016-10A, Class
A1R3, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.87%, 01/24/35
(a) (b)
...... 350 349,957
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 03/30/38
(a) (b)
........... 300 299,968
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.36%, 07/25/38
(a) (b)
........... USD 250 $ 250,891
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.06%, 01/27/39
(a) (b)
........... 720 721,329
BDS LLC
(a)(b)
Series 2022-FL11, Class ATS, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.53%, 03/19/39 ................. 201 200,992
Series 2024-FL13, Class A, (1-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.31%,
09/19/39 ...................... 2,734 2,729,120
Benefit Street Partners CLO 42 Ltd., Series
2025-42A, Class A, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 5.37%, 10/25/38
(a) (b)
690 691,746
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.19%, 10/20/38
(a) (b)
250 250,537
Benefit Street Partners CLO 44 Ltd., Series
2025-44A, Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.94%, 01/15/39
(a) (b)
570 570,786
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.41%,
07/20/37
(a) (b)
...................... 960 963,210
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class A1R3, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.18%, 07/20/38
(a) (b)
. 966 968,806
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.27%, 10/15/37 ................. 290 291,024
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.60%, 10/15/37 ................. 410 411,290
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38
(a) (b)
...................... 500 500,798
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class ARR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.19%,
07/15/37
(a) (b)
...................... 340 340,818
Benefit Street Partners CLO XXIII Ltd., Series
2021-23A, Class A1R, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.96%,
04/25/34
(a) (b)
...................... 250 249,827
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.04%, 01/25/38
(a) (b)
250 249,882
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.26%, 07/20/37
(a) (b)
270 270,906
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.25%, 10/20/37
(a) (b)
2,420 2,428,618
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.17%, 01/25/38
(a) (b)
1,410 1,414,984
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
................ 85 85,617
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.25%, 01/22/38
(a) (b)
...... 550 551,981

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... USD 280 $ 280,642
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.28%, 10/19/37
(a) (b)
.......... 500 501,874
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.14%, 01/19/38
(a) (b)
.......... 250 250,469
Birch Grove CLO 4 Ltd., Series 2022-4A, Class
A1R, (3-mo. CME Term SOFR at 1.48% Floor
+ 1.48%), 5.38%, 07/15/37
(a) (b)
.......... 250 250,897
Birch Grove CLO 7 Ltd., Series 2023-7A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.14%, 10/20/38
(a) (b)
.......... 1,120 1,121,960
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 5.72%,
10/22/30 ...................... 118 118,491
Series 2014-2A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 5.90%,
10/20/30 ...................... 250 250,183
Series 2015-3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.15%,
04/20/31 ...................... 180 180,298
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.05%, 11/15/30 ................. 99 99,343
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.80%,
07/30/30 ...................... 2,000 2,001,834
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.81%,
08/15/31 ...................... 1,200 1,201,576
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 5.05%,
10/25/30 ...................... 206 206,022
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 5.67%, 07/15/31
(a) (b)
...... 2,020 2,021,004
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 5.87%, 07/25/34
(a) (b)
...... 250 249,754
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 01/15/38
(a) (b)
. 250 250,805
BlueMountain CLO XXVI Ltd., Series 2019-26A,
Class D1R, (3-mo. CME Term SOFR at 3.50%
Floor + 3.76%), 7.65%, 10/20/34
(a) (b)
...... 250 250,033
BlueMountain CLO XXXV Ltd., Series 2022-35A,
Class A1R, (3-mo. CME Term SOFR at 1.42%
Floor + 1.42%), 5.28%, 10/22/37
(a) (b)
...... 250 250,891
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 3.76%, 10/15/35
(a) (b)
........... EUR 660 775,659
BlueMountain Fuji US CLO II Ltd.
(a)(b)
Series 2017-2A, Class A1AR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
5.15%, 10/20/30 ................. USD 131 131,421
Series 2017-2A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 5.75%,
10/20/30 ...................... 300 300,097
Brant Point CLO Ltd., Series 2024-6A, Class D1,
(3-mo. CME Term SOFR at 3.20% Floor +
3.20%), 7.10%, 01/15/38
(a) (b)
........... 250 249,757
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... USD 280 $ 282,083
Bridge Street CLO II Ltd., Series 2021-1A, Class
A1A, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.49%), 5.38%, 07/20/34
(a) (b)
.......... 250 250,000
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.13%, 01/15/39
(a) (b)
........... 870 872,197
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 3.90%,
02/24/42
(a) (e)
...................... EUR 53 62,804
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a) (b)
........... USD 1,050 1,053,395
Bryant Park Funding Ltd.
(a)(b)
Series 2024-24A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.30%,
10/15/37 ...................... 3,250 3,261,597
Series 2025-28A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.00%,
01/22/39 ...................... 410 410,628
BSPDF Issuer LLC, Series 2025-FL2, Class A,
(1-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.27%, 12/15/42
(a) (b)
........... 185 184,869
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.07%), 4.95%, 07/18/34
(a) (b)
.......... 570 569,719
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.37%, 10/18/42
(a) (b)
................. 1,489 1,481,214
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.33%), 5.24%,
07/15/31 ...................... 100 100,162
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 4.91%,
10/15/34 ...................... 1,110 1,108,361
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.24%,
07/15/31 ...................... 97 97,505
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.30%,
10/15/37 ...................... 500 501,907
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.85%,
10/15/37 ...................... 350 351,060
Capital Four US CLO II Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.78%, 01/20/37
(a) (b)
...... 250 250,467
Cardiff Auto Receivables Securitisation plc
(a)(e)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................. GBP 357 483,290
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................. 271 367,776
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.27%, 10/21/37 ................. USD 867 870,541
Series 2019-4A, Class A11R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.22%, 04/15/35 ................. 1,070 1,070,737

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.27%, 07/25/37 ................. USD 250 $ 250,874
Series 2022-1A, Class A1, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.29%,
04/15/35 ...................... 250 250,059
Series 2022-2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.24%,
01/20/38 ...................... 250 250,918
Series 2025-6A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.88%,
01/20/39 ...................... 400 399,989
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.18%, 03/31/38
(a) (b)
........... 1,270 1,273,273
Cedar Funding II CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.84%, 07/22/38
(a) (b)
...... 680 682,236
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR2, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.20%, 10/20/38
(a) (b)
...... 250 250,375
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.09%, 05/29/32
(a) (b)
. 280 279,812
Cerberus Loan Funding XLIV LLC, Series
2023-5A, Class A, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.25%, 01/15/36
(a) (b)
. 310 310,703
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 5.92%, 04/21/37
(a) (b)
.......... 340 341,755
CIFC Funding 2018-II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.25%, 10/20/37
(a) (b)
...... 250 250,936
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.22%, 07/23/37
(a) (b)
...... 700 702,514
CIFC Funding Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 5.55%,
01/18/31 ...................... 380 380,401
Series 2014-3A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 5.08%,
03/31/38 ...................... 250 249,950
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.42%, 04/21/37 ................. 1,190 1,194,200
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.29%,
07/17/37 ...................... 250 250,915
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.20%,
01/18/38 ...................... 960 962,986
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
01/18/38 ...................... 500 502,096
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.35%,
10/18/38 ...................... 250 250,664
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.24%, 10/20/37 ................. 1,370 1,374,924
Series 2019-3A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.69%, 01/16/38 ................. 490 491,437
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-7A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.37%,
10/19/38 ...................... USD 990 $ 992,772
Series 2020-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.32%,
07/15/36 ...................... 300 300,151
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 5.82%,
07/15/36 ...................... 740 740,380
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.20%,
01/15/40 ...................... 1,830 1,835,746
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.31%,
10/15/34 ...................... 250 250,064
Series 2022-1A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.20%,
04/17/35 ...................... 250 250,180
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38 ...................... 414 415,108
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.35%,
07/21/37 ...................... 250 250,917
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 470 471,317
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.81%,
10/24/38 ...................... 320 321,027
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.96%,
10/24/38 ...................... 320 321,047
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.41%, 04/20/37 ................. 280 280,940
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%), 4.93%,
01/25/35 ...................... 850 849,409
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 ... 139 127,436
Series 2021-B, Class C, 2.72%, 06/25/52 .. 58 54,383
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 1,915 1,926,506
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 488 492,371
Consolidated Communications LLC, Series 2025-
4A, Class B, 5.77%, 12/20/55
(b)
......... 3,454 3,473,957
CQS US CLO 5 Ltd., Series 2025-5A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.46%, 01/17/39
(a) (b)
........... 250 250,494
CQS US CLO Ltd.
(a)(b)
Series 2023-3A, Class B, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.51%,
01/25/37 ...................... 400 400,772
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.72%,
07/20/36 ...................... 720 722,551
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.31%,
01/15/38 ...................... 500 501,885

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.65%,
01/15/38 ...................... USD 250 $ 250,477
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (c)
............. 207 207,692
Crown Point CLO 11 Ltd., Series 2021-11A,
Class A1R, (3-mo. CME Term SOFR at 1.26%
Floor + 1.26%), 5.14%, 02/28/38
(a) (b)
...... 250 250,474
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.35%, 02/22/34
(a) (e)
.......... EUR 260 303,876
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.00%,
01/15/37
(a)
....................... USD 72 69,800
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 04/20/38
(a) (b)
...... 4,844 4,858,937
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.16%, 10/20/38
(a) (b)
...... 1,160 1,162,049
Diameter Capital CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.96%, 01/20/39
(a) (b)
...... 1,010 1,010,000
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.23%, 01/15/38
(a) (b)
...... 710 712,640
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.11%, 01/15/39
(a) (b)
...... 660 661,217
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 10/20/37
(a) (b)
...... 4,590 4,607,507
Dowson plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 6.08%, 08/20/31
(a) (e)
........... GBP 100 133,842
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 5.18%, 08/20/34
(a) (b)
.......... USD 690 690,111
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 5.81%, 11/15/28
(a) (b)
...... 230 230,721
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class AR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.14%, 04/15/31
(a) (b)
...... 90 89,956
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.19%, 04/15/31
(a) (b)
........... 200 199,677
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 5.12%, 04/18/31
(a) (b)
........... 169 169,202
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 5.75%, 07/18/30
(a) (b)
........... 250 250,877
Dryden 68 CLO Ltd., Series 2019-68A, Class
ARR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.10%), 5.00%, 07/15/35
(a) (b)
.......... 250 249,955
Dryden 72 CLO Ltd., Series 2019-72A, Class
ARR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.10%), 4.95%, 05/15/32
(a) (b)
.......... 152 152,310
Dryden 87 CLO Ltd., Series 2021-87A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.64%, 08/20/38
(a) (b)
........... 330 331,421
Dryden 98 CLO Ltd., Series 2022-98A, Class
A, (3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.18%, 04/20/35
(a) (b)
........... 250 250,124
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dwight Issuer LLC, Series 2025-FL1, Class A,
(1-mo. CME Term SOFR at 1.66% Floor +
1.66%), 5.40%, 06/18/42
(a) (b)
........... USD 127 $ 127,250
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class AR4, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.24%,
10/15/38 ...................... 500 501,660
Series 2020-2A, Class AR2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.28%,
10/15/37 ...................... 250 250,919
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
....................... 368 368,182
Elevation CLO Ltd., Series 2018-10A, Class BR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.08%, 10/20/31
(a) (b)
........... 330 329,946
Elmwood CLO 19 Ltd., Series 2022-6A, Class
AR2, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 5.15%, 10/17/38
(a) (b)
.......... 250 250,524
Elmwood CLO 24 Ltd., Series 2023-3A, Class
AR, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.20%, 01/17/38
(a) (b)
........... 850 853,331
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.40%, 04/20/37
(a) (b)
.......... 1,010 1,013,479
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.01%, 04/22/38
(a) (b)
........... 1,370 1,368,513
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.23%, 10/20/37 ................. 1,250 1,254,332
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.58%, 10/20/37 ................. 250 250,912
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.58%, 07/18/37
(a) (b)
.......... 250 250,896
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.26%, 07/18/37
(a) (b)
.......... 360 361,381
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 10/17/37
(a) (b)
...... 250 250,889
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.26%, 10/15/37
(a) (b)
........... 292 293,040
FIGRE Trust, Series 2025-HE7, Class A, 5.15%,
11/25/55
(a) (b)
...................... 558 559,576
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.24%,
10/19/37 ...................... 3,150 3,161,434
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.46%,
10/19/37 ...................... 430 430,965
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
10/17/37 ...................... 260 260,904
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
10/17/37 ...................... 250 250,760

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Fortuna Consumer Loan ABS DAC
(a)(e)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.59%, 10/18/34 . EUR 177 $ 208,618
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.34%, 10/18/35 . 100 116,943
Foundation Finance Trust, Series 2025-1A, Class
A, 4.95%, 04/15/50
(b)
................ USD 468 473,175
FS Rialto Issuer LLC
(a)(b)
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.36%,
10/19/39 ...................... 931 929,668
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.12%,
08/19/42 ...................... 210 209,910
FTA Consumo Santander
(a)(e)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.30%, 07/20/38 ...... EUR 143 168,255
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.65%, 07/20/38 ...... 143 168,129
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARRR, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.13%, 04/16/34
(a) (b)
...... USD 2,450 2,450,567
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 3, Series 3, Class C,
(3-mo. EURIBOR at 0.00% Floor + 1.50%),
3.54%, 10/25/35
(a) (e)
................. EUR 100 117,565
Golden Bar Securitisation SRL
(a)(e)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.53%, 09/22/43 . 236 279,117
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 3.94%, 12/20/44 . 100 118,297
Series 2025-2, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 3.63%, 12/22/44 . 100 117,764
Golden Ray SA Compartment 1, Series 1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 2.00%),
3.89%, 12/27/57
(a) (e)
................. 100 116,860
Golden Ray SA Compartment 2, Series 2, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.41%, 12/27/58
(a) (e)
................. 100 117,535
GoldenTree Loan Management US CLO 11 Ltd.,
Series 2021-11A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%), 4.96%,
10/20/34
(a) (b)
...................... USD 1,740 1,739,010
GoldenTree Loan Management US CLO 16 Ltd.,
Series 2022-16A, Class ARR, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%), 5.00%,
01/20/38
(a) (b)
...................... 580 579,480
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.15%,
01/20/39 ...................... 370 370,792
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
01/20/39 ...................... 590 591,832
GoldenTree Loan Management US CLO 25
Ltd., Series 2025-25A, Class A, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%), 5.20%,
04/20/37
(a) (b)
...................... 290 290,983
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 04/17/38
(a) (b)
...... 600 601,977
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 17 Ltd., Series
2013-17A, Class A1RR, (3-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.33%,
02/09/39
(a) (b)
...................... USD 1,400 $ 1,401,211
Golub Capital Partners CLO 19B-R3 Ltd., Series
2017-19RA, Class A1R3, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%), 5.04%,
10/20/36
(a) (b)
...................... 860 859,946
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.22%,
10/20/37
(a) (b)
...................... 290 291,116
Golub Capital Partners CLO 44M Ltd., Series
2019-44A, Class A1R, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.44%,
10/21/38
(a) (b)
...................... 2,620 2,620,101
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 0.98%), 4.86%, 07/20/34
(a) (b)
1,100 1,099,023
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.23%,
10/25/37 ...................... 250 250,909
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.53%,
10/25/37 ...................... 250 250,550
Series 2024-76A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 6.76%,
10/25/37 ...................... 250 249,632
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.11%, 01/25/38
(a) (b)
462 462,769
Golub Capital Partners CLO 78M, Series 2025-
78A, Class A1, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.25%, 04/21/39
(a) (b)
. 250 250,000
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.64%, 07/20/38
(a) (b)
250 250,822
Golub Capital Private Credit Fund CLO 2, Series
2025-1A, Class A1, (3-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.35%, 10/18/39
(a) (b)
1,600 1,600,168
Great Lakes CLO IX Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.37%, 01/15/39
(a) (b)
........... 740 740,729
GreenSky Home Improvement Issuer Trust
(b)
Series 2025-2A, Class C, 5.26%, 06/25/60 .. 336 338,865
Series 2025-2A, Class D, 5.56%, 06/25/60 .. 268 270,123
Series 2025-3A, Class A3, 4.52%, 12/27/60 . 988 990,295
Greystone CRE Notes LLC, Series 2025-FL4,
Class A, (1-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.23%, 01/15/43
(a) (b)
...... 409 410,202
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 3.99%, 03/25/36
(a)
........... 408 129,591
GT Loan Financing I Ltd., Series 2013-1A, Class
AR2, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.08%, 04/28/39
(a) (b)
.......... 2,120 2,121,581
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.37%, 04/20/34
(a) (b)
........... 270 270,143
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.23%, 01/20/38
(a) (b)
.......... 250 250,848
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A1R, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.33%, 07/20/38
(a) (b)
.......... 250 250,843

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Henley CLO IV DAC, Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor + 1.35%), 3.41%,
04/25/34
(a) (e)
...................... EUR 130 $ 152,377
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 3.89%,
10/18/32
(a) (e)
...................... 90 104,591
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.39%,
07/21/87
(a) (e)
...................... AUD 680 453,215
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 5.32%,
05/20/32 ...................... USD 648 649,430
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.27%,
10/20/32 ...................... 1,110 1,113,338
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 5.12%,
09/20/33 ...................... 498 498,619
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.46%, 10/19/42
(a) (b)
................. 819 820,600
Invesco CLO Ltd., Series 2022-1A, Class B,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.68%, 04/20/35
(a) (b)
........... 270 270,799
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.21%, 07/15/38
(a) (b)
........... 530 531,705
Kennedy Lewis CLO 13 Ltd., Series 2023-13A,
Class A1, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 5.67%, 01/20/37
(a) (b)
...... 790 790,317
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.11%, 04/22/36
(a) (b)
...... 250 250,281
Kennedy Lewis CLO 20 Ltd., Series 2024-20A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.56%, 01/25/38
(a) (b)
...... 510 511,728
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
ARR, (3-mo. CME Term SOFR at 1.43% Floor
+ 1.43%), 5.31%, 07/20/37
(a) (b)
.......... 1,050 1,053,539
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.48%, 04/22/37
(a) (b)
.......... 280 281,016
Kennedy Lewis CLO 8 Ltd., Series 8A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 01/20/38
(a) (b)
...... 250 250,904
KKR CLO 17 Ltd., Series 17, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
5.77%, 04/15/34
(a) (b)
................. 250 250,456
KKR CLO 18 Ltd., Series 18, Class A1R2, (3-mo.
CME Term SOFR at 1.05% Floor + 1.05%),
5.19%, 10/18/35
(a) (b)
................. 750 746,423
KKR CLO 21 Ltd., Series 21, Class A, (3-mo.
CME Term SOFR at 0.00% Floor + 1.26%),
5.17%, 04/15/31
(a) (b)
................. 55 55,197
KKR CLO 26 Ltd., Series 26, Class ARR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
5.00%, 10/15/34
(a) (b)
................. 250 250,078
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
4.99%, 02/09/35
(a) (b)
................. 370 369,943
KKR CLO 30 Ltd., Series 30A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.73%, 04/17/37
(a) (b)
................. 260 260,747
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
5.00%, 07/15/34
(a) (b)
................. USD 730 $ 729,452
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
5.08%, 01/20/38
(a) (b)
................. 250 250,000
KKR CLO 48 Ltd., Series 48A, Class AR, (3-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
5.16%, 10/20/38
(a) (b)
................. 250 250,631
KKR CLO 54 Ltd., Series 2024-54A, Class A,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.22%, 01/15/38
(a) (b)
........... 250 250,903
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.24%,
04/15/31
(a) (b)
...................... 233 233,399
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor + 1.28%), 5.16%,
07/20/34
(a) (b)
...................... 520 520,381
LCM 34 Ltd., Series 34A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor + 1.18%),
5.06%, 10/20/34
(a) (b)
................. 360 360,044
Lendmark Funding Trust
(b)
Series 2024-1A, Class B, 5.88%, 06/21/32 .. 437 443,285
Series 2024-1A, Class C, 6.40%, 06/21/32 .. 168 170,765
Series 2024-1A, Class D, 7.21%, 06/21/32 .. 195 198,678
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 263 264,222
Series 2024-2A, Class C, 5.25%, 02/21/34 .. 100 100,713
Series 2024-2A, Class D, 5.69%, 02/21/34 .. 387 388,124
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 1,380 1,395,477
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 100 101,730
Series 2025-3A, Class A, 4.51%, 05/21/35 .. 1,595 1,594,522
Series 2025-3A, Class B, 4.83%, 05/21/35 .. 264 263,473
Series 2025-3A, Class C, 5.04%, 05/21/35 .. 100 99,558
LoanCore Issuer LLC, Series 2025-CRE9, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.18%, 08/18/42
(a) (b)
........... 770 769,055
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 5.49%, 01/17/37
(a) (b)
........... 355 354,581
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.73%, 12/15/35
(a) (e)
...... GBP 272 366,748
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... USD 498 502,150
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.14%, 07/27/34
(a) (b)
. 880 880,003
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.00%, 04/23/38
(a) (b)
. 680 679,097
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.66%, 10/17/38
(a) (b)
. 270 270,807
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.46%, 01/22/37
(a) (b)
. 1,229 1,229,985
Madison Park Funding XL-R Ltd., Series 2025-
40RA, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/16/38
(a) (b)
. 360 360,936
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.43%, 10/20/29
(a) (b)
. 234 234,147
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.08%, 04/20/38
(a) (b)
. 250 249,957

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXX Ltd.
(a)(b)
Series 2018-30A, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.25%, 07/16/37 ................. USD 2,820 $ 2,829,446
Series 2018-30A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.64%,
07/16/37 ...................... 250 250,976
Mariner Finance Issuance Trust
(b)
Series 2024-AA, Class A, 5.13%, 09/22/36 .. 1,174 1,189,633
Series 2024-AA, Class D, 6.77%, 09/22/36 . 100 102,441
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 3,007 3,048,970
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 267 273,401
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 2,080 2,106,420
Series 2025-AA, Class B, 5.33%, 05/20/38 . 281 284,717
Series 2025-AA, Class C, 5.69%, 05/20/38 . 289 293,554
MF1 Multifamily Housing Mortgage Loan Trust
(a)(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.88%,
06/19/37 ...................... 709 708,576
Series 2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.37%,
09/17/37 ...................... 109 109,250
Series 2024-FL14, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.47%,
03/19/39 ...................... 447 448,116
Series 2025-FL19, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.22%,
05/18/42 ...................... 1,056 1,058,978
MidOcean Credit CLO XII Ltd., Series 2023-12A,
Class A1RR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.22%, 07/18/38
(a) (b)
. 760 762,355
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 3.38%,
09/16/41
(a) (e)
...................... EUR 81 95,715
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.04%, 01/20/38
(a) (b)
........... USD 610 609,683
Milos CLO Ltd., Series 2017-1A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.22%, 10/20/30
(a) (b)
........... 10 9,927
Navient Private Education Loan Trust
(b)
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 5.56%,
11/15/30
(a)
..................... 8 7,593
Series 2018-BA, Class A2A, 3.61%, 12/15/59 15 14,650
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 4.76%,
11/15/68
(a)
..................... 160 159,125
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%, 12/15/59 214 212,686
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 116 114,815
Series 2021-DA, Class B, 2.61%, 04/15/60 . 174 156,776
Series 2021-DA, Class C, 3.48%, 04/15/60 . 466 437,950
Series 2024-A, Class A, 5.66%, 10/15/72 ... 2,254 2,309,450
Navient Refinance Loan Trust, Series 2025-B,
Class A, 4.72%, 09/15/55
(b)
............ 1,340 1,341,413
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
.......... 107 105,045
Nelnet Student Loan Trust
(a)(b)
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.08%,
03/15/57 ...................... 2,506 2,496,349
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.33%,
05/17/55 ...................... 3,150 3,170,687
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.27%,
06/22/65 ...................... USD 1,555 $ 1,565,706
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class AR3, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.26%, 07/22/38
(a) (b)
. 250 250,866
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class A1R3, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.20%, 01/20/39
(a) (b)
. 3,260 3,272,681
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 5.11%,
01/20/39
(a) (b)
...................... 3,000 3,005,868
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.53%,
07/20/39
(a) (b)
...................... 250 250,831
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 5.55%,
07/20/39
(a) (b)
...................... 2,733 2,740,378
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.26%, 01/15/38
(a) (b)
.......... 390 391,428
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.21%,
10/20/38 ...................... 250 250,694
Series CLO-3A, Class CR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.83%,
10/20/38 ...................... 1,000 1,004,303
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.08%, 03/31/38
(a) (b)
........... 250 249,973
New Mountain CLO 8 Ltd., Series CLO-8A, Class
A1, (3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.13%, 10/20/38
(a) (b)
........... 250 250,608
Newark BSL CLO 2 Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.66%), 5.52%, 07/25/30
(a) (b)
.......... 250 250,028
Newday Funding Master Issuer plc
(a)(e)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 07/15/32 ................. GBP 134 181,070
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 07/15/32 ................. 156 211,156
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.38%, 07/15/32 ................. 337 457,371
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 07/15/33 ................. 192 258,255
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 3.54%,
02/25/43
(a) (e)
...................... EUR 81 94,687
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.45%, 01/15/38 ................. USD 250 250,427
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 4.87%,
01/15/35 ...................... 450 449,326
Series 2024-27A, Class A2, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.43%,
10/22/37 ...................... 250 250,994

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.60%,
07/15/38 ...................... USD 750 $ 752,398
OCP CLO Ltd.
(a)(b)
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
5.56%, 10/18/37 ................. 430 431,281
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.08%, 10/18/37 ................. 360 360,004
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.21%, 11/26/37 ................. 2,087 2,094,983
Series 2017-13A, Class X, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.97%,
11/26/37 ...................... 187 187,501
Series 2018-15A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.13%,
01/20/38 ...................... 1,060 1,062,096
Series 2019-16A, Class AR, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.19%,
04/10/33 ...................... 212 211,848
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.98%, 07/20/37 ................. 250 249,303
Series 2020-19A, Class D1R2, (3-mo. CME
Term SOFR at 2.70% Floor + 2.70%),
6.58%, 04/20/38 ................. 250 250,723
Series 2021-22A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
10/20/37 ...................... 300 301,280
Series 2024-37A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.26%,
10/15/37 ...................... 310 311,122
Series 2024-37A, Class B1, (3-mo. CME Term
SOFR at 1.68% Floor + 1.68%), 5.58%,
10/15/37 ...................... 310 310,938
Series 2024-38A, Class A, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.20%,
01/21/38 ...................... 250 250,947
Series 2025-42A, Class A, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.58%,
05/21/38 ...................... 400 400,989
Series 2025-45A, Class A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 5.10%,
10/15/38 ...................... 250 250,410
Series 2025-46A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 5.05%,
10/15/38 ...................... 350 350,474
Series 2025-46A, Class C, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.55%,
10/15/38 ...................... 250 250,211
Series 2025-46A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.30%,
10/15/38 ...................... 250 254,611
Octagon 75 Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.06%, 01/22/38
(a) (b)
........... 250 249,976
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 5.12%,
04/16/31
(a) (b)
...................... 119 119,449
Octagon Investment Partners 39 Ltd., Series
2018-3A, Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.03%, 10/20/30
(a) (b)
88 88,029
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 10-R Ltd., Series 2021-
10RA, Class A1, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 5.54%, 07/18/37
(a) (b)
. USD 510 $ 510,519
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.11%,
01/21/38 ...................... 3,470 3,477,269
Series 2019-2A, Class B1R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.42%, 01/21/38 ................. 250 250,929
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 1,450 1,454,552
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.15%, 01/22/38
(a) (b)
...... 660 662,054
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class B1R, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.58%, 10/18/37
(a) (b)
...... 250 251,125
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.16%, 07/19/38
(a) (b)
. 1,080 1,082,957
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.23%, 10/19/37
(a) (b)
...... 560 561,944
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.03%, 02/20/38
(a) (b)
...... 250 249,637
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 5.34%, 04/20/37
(a) (b)
. 550 552,040
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.23%, 10/18/37
(a) (b)
...... 1,160 1,164,053
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 .. 550 530,376
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 1,410 1,365,026
Series 2021-1A, Class C, 2.22%, 06/16/36 .. 100 94,084
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 421 425,989
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.24%,
10/20/37 ...................... 3,070 3,081,246
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
10/20/37 ...................... 280 281,013
Orion CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.13%, 10/25/38
(a) (b)
........... 3,120 3,124,957
Owl Rock CLO III Ltd., Series 2020-3A, Class
AR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.73%, 04/20/36
(a) (b)
........... 250 250,380
Owl Rock CLO V LLC, Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78% Floor
+ 1.78%), 5.66%, 04/20/34
(a) (b)
.......... 250 250,034
Owl Rock CLO VII LLC, Series 2022-7A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 04/20/38
(a) (b)
........... 250 249,566
OZLM XIX Ltd., Series 2017-19A, Class A1RR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.25%, 01/15/35
(a) (b)
........... 550 550,252
OZLM XVIII Ltd.
(a)(b)
Series 2018-18A, Class A, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 5.19%,
04/15/31 ...................... 103 102,885

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-18A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 5.72%,
04/15/31 ...................... USD 350 $ 350,523
OZLM XXIV Ltd., Series 2019-24A, Class A2AR,
(3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 5.85%, 07/20/32
(a) (b)
........... 250 250,222
Palmer Square CLO Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/37 ...................... 500 501,729
Series 2022-3A, Class B1R, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
07/20/37 ...................... 250 250,742
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
6.83%, 07/20/37 ................. 250 249,807
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.53%,
07/20/37 ...................... 750 752,199
Series 2025-4A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.23%,
10/20/38 ...................... 330 330,863
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2022-3A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.90%,
04/15/31 ...................... 460 460,263
Series 2024-1A, Class A2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.35%,
10/15/32 ...................... 500 500,407
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.70%,
10/15/32 ...................... 250 250,405
Series 2024-3A, Class A2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.51%,
08/08/32 ...................... 290 290,712
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 0.95%), 4.66%,
01/15/34 ...................... 1,580 1,579,713
Series 2025-3A, Class C, (3-mo. CME Term
SOFR at 2.40% Floor + 2.40%), 6.11%,
01/15/34 ...................... 250 250,667
Panorama Auto Trust, Series 2025-4, Class C,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.50%), 5.14%,
04/20/34
(a) (e)
...................... AUD 500 334,129
Park Blue CLO 2025-VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.08%, 04/25/38
(a) (b)
...... USD 500 500,771
Park Blue CLO Ltd.
(a)(b)
Series 2022-2A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.68%,
07/20/37 ...................... 250 250,742
Series 2024-6A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.20%,
01/25/38 ...................... 250 250,970
Series 2025-8A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.26%,
10/25/38 ...................... 250 250,498
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.43%,
10/20/38 ...................... 1,210 1,213,520
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.08%,
10/20/38 ...................... 620 622,901
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-10A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
01/20/39 ...................... USD 900 $ 900,000
Series 2025-10A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 6.57%,
01/20/39 ...................... 250 250,000
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 5.03%, 07/16/29
(a) (e)
...... GBP 135 182,425
PFS Financing Corp., 5.54%, 10/16/28
(b) (d)
.... USD 2,000 2,011,200
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.10%, 10/20/38
(a) (b)
........... 250 250,380
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 1,186 1,185,554
Pony SA
(a)(e)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.13%, 01/14/33 . EUR 90 105,450
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.58%, 01/14/33 . 90 105,770
Post CLO Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.16%,
10/20/38 ...................... USD 370 371,016
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.56%,
10/20/38 ...................... 360 361,324
Series 2023-1A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.71%, 10/20/38 ................. 250 251,704
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.09%,
07/25/51 ...................... 225 224,153
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.34%,
07/25/51 ...................... 44 43,326
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 7.59%,
07/25/51 ...................... 39 38,679
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 4.40%,
06/15/41
(a) (e)
...................... EUR 66 78,880
Rad CLO 21 Ltd., Series 2023-21A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.07%), 4.93%, 01/25/37
(a) (b)
........... USD 720 718,937
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.22%, 01/15/38
(a) (b)
........... 250 250,917
Rad CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.34%, 01/15/35
(a) (b)
........... 730 730,730
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 07/20/40
(a) (b)
........... 1,060 1,063,918
Rad CLO 18 Ltd., Series 2023-18A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 07/15/37
(a) (b)
........... 250 250,679
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.39%, 07/28/36
(a) (e)
................. EUR 92 109,086
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.18%, 01/25/38
(a) (b)
........... USD 1,080 1,083,423

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta 32 Funding Ltd., Series 2025-4A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.44%, 07/25/38
(a) (b)
........... USD 570 $ 572,170
Regatta 35 Funding Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 5.57%, 10/15/38
(a) (b)
........... 1,320 1,323,803
Regatta VI Funding Ltd., Series 2016-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.21%, 10/20/38
(a) (b)
...... 1,101 1,103,918
Regatta XI Funding Ltd.
(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.28%,
07/17/37 ...................... 1,850 1,856,023
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
07/17/37 ...................... 6,720 6,745,795
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.29%, 10/15/37
(a) (b)
.......... 920 923,600
Regatta XIX Funding Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 5.12%, 10/20/38
(a) (b)
.......... 280 280,584
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
01/15/33 ...................... 410 410,717
Series 2019-2A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.80%,
01/15/33 ...................... 290 290,664
Regatta XVII Funding Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.28%, 10/15/37
(a) (b)
...... 250 250,955
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.06%,
04/15/38 ...................... 345 345,096
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.45%,
04/15/38 ...................... 250 250,648
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 250 250,799
Regatta XXV Funding Ltd., Series 2023-1A,
Class A1R, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.24%, 07/15/38
(a) (b)
...... 1,290 1,294,991
Regatta XXVII Funding Ltd., Series 2024-1A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.39%, 04/26/37
(a) (b)
...... 510 511,805
Regional Management Issuance Trust
(b)
Series 2021-2, Class B, 2.35%, 08/15/33 ... 130 122,467
Series 2021-2, Class C, 3.23%, 08/15/33 ... 323 305,164
Series 2022-1, Class A, 3.07%, 03/15/32 ... 222 221,454
Series 2022-1, Class B, 3.71%, 03/15/32 ... 151 150,373
Series 2022-1, Class C, 4.46%, 03/15/32 ... 100 99,555
Series 2024-1, Class D, 7.46%, 07/15/36 ... 257 264,724
Series 2024-2, Class A, 5.11%, 12/15/33 ... 741 746,750
Series 2024-2, Class D, 6.33%, 12/15/33 ... 108 109,061
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 1,365 1,352,418
Riserva CLO Ltd., Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.05% Floor +
1.05%), 4.93%, 01/18/34
(a) (b)
........... 670 670,066
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.25%,
04/20/34 ...................... USD 917 $ 917,429
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.34%,
10/20/30 ...................... 346 346,370
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.25%,
05/20/31 ...................... 404 404,008
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.31%,
10/20/31 ...................... 71 70,614
Series 2018-2A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 7.25%,
10/20/31 ...................... 250 250,053
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 4.98%,
04/20/34 ...................... 250 249,921
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%), 5.02%,
08/20/32 ...................... 155 155,551
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 5.80%,
07/20/34 ...................... 250 250,075
Series 2025-3A, Class A1, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.96%,
03/31/38 ...................... 510 509,338
Series 2025-3A, Class D1, (3-mo. CME Term
SOFR at 3.17% Floor + 3.17%), 6.83%,
03/31/38 ...................... 250 248,737
Romark CLO II Ltd., Series 2018-2A, Class A1R,
(3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 5.00%, 07/25/31
(a) (b)
........... 71 71,420
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.15%, 10/23/30
(a) (b)
........... 23 23,094
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.21%, 01/15/37
(a) (b)
................. 500 501,880
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.45%, 04/15/37
(a) (b)
........... 1,180 1,184,195
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.29%, 07/15/39
(a) (b)
........... 250 250,995
RR 32 Ltd.
(a)(b)
Series 2024-32RA, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.26%, 10/15/39 ................. 2,850 2,860,094
Series 2024-32RA, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.60%, 10/15/39 ................. 250 250,946
RR 36 Ltd., Series 2024-36RA, Class A1R,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 5.19%, 01/15/40
(a) (b)
........... 250 250,661
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.05%, 04/15/40
(a) (b)
................. 2,140 2,137,860
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo.
CME Term SOFR at 1.25% Floor + 1.25%),
5.21%, 10/15/40
(a) (b)
................. 250 250,601
RR 5 Ltd.
(a)(b)
Series 2018-5A, Class A1R, (3-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.40%,
07/15/39 ...................... 250 250,812

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-5A, Class A2R, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.85%,
07/15/39 ...................... USD 250 $ 251,326
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.75%, 01/15/37
(a) (b)
................. 250 250,471
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo.
CME Term SOFR at 1.23% Floor + 1.23%),
4.98%, 01/15/39
(a) (b)
................. 1,150 1,152,199
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.23%, 10/20/38
(a) (b)
. 2,690 2,698,028
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.23%, 01/30/38
(a) (b)
...... 700 702,625
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.29%,
07/20/38 ...................... 610 612,417
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
07/20/38 ...................... 250 250,626
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.49%, 04/25/37
(a) (b)
........... 250 250,824
Sandstone Peak IV Ltd.
(a)(b)
Series 2025-1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.95%,
01/20/39 ...................... 720 721,934
Series 2025-1A, Class C1, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.71%,
01/20/39 ...................... 250 251,164
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 6.76%,
01/20/39 ...................... 250 250,114
Sandstone Peak Ltd.
(a)(b)
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.68%), 5.58%,
10/15/34 ...................... 480 481,333
Series 2021-1A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.83%), 5.73%,
10/15/34 ...................... 250 250,004
Series 2021-1A, Class DR, (3-mo. CME Term
SOFR at 3.30% Floor + 3.35%), 7.25%,
10/15/34 ...................... 280 281,638
Santander Consumo 8 Fondo de Titulizacion,
Series 8, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.51%, 01/21/40
(a) (e)
...... EUR 100 117,911
SC Austria SARL, Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.79%,
07/25/41
(a) (e)
...................... 195 229,942
SC Germany SA Compartment Consumer
(a)(e)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.34%, 05/14/38 . 200 235,568
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.63%, 05/14/38 . 100 117,662
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.68%, 12/14/38 . 100 117,886
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.44%, 12/15/38 . 100 117,543
Signal Peak CLO 11 Ltd., Series 2024-11A, Class
A1, (3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.33%, 07/18/37
(a) (b)
........... USD 630 632,201
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 07/18/37
(a) (b)
...... USD 250 $ 250,858
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.16%, 01/22/38
(a) (b)
...... 2,560 2,568,420
Signal Peak CLO 3 Ltd., Series 2016-3A, Class
AR3, (3-mo. CME Term SOFR at 1.59% Floor
+ 1.59%), 5.45%, 01/23/37
(a) (b)
.......... 270 270,949
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.30%,
10/20/37 ...................... 250 250,913
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.68%,
10/20/37 ...................... 250 250,248
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.27%, 10/20/37
(a) (b)
.......... 490 491,777
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.23%, 01/21/38
(a) (b)
.......... 250 250,836
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.20%, 01/20/38
(a) (b)
.......... 500 501,802
Silver Point CLO 13 Ltd., Series 2025-13A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.18%, 10/15/38
(a) (b)
........... 1,100 1,102,036
Silver Point CLO 3 Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR + 1.26%),
5.01%, 01/18/39
(a) (b)
................. 760 761,758
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 10/20/37
(a) (b)
........... 250 250,500
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.26%, 01/15/38
(a) (b)
........... 250 250,891
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.11%, 04/15/38
(a) (b)
........... 410 410,597
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.25%, 07/21/37
(a) (b)
........... 1,220 1,224,505
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.02%, 01/20/38
(a) (b)
. 590 589,659
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 8.61%, 10/15/41
(a) (b)
. 1,916 2,014,293
Small Business Origination Loan Trust DAC,
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 12/15/36
(a) (e)
................. GBP 77 103,434
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... USD 89 88,812
Series 2020-PTA, Class A2A, 1.60%, 09/15/54 1,387 1,315,377
Series 2020-PTA, Class B, 2.50%, 09/15/54 . 1,540 1,383,896
Series 2021-A, Class C, 2.99%, 01/15/53 .. 1,507 1,332,894
Series 2021-A, Class D1, 3.86%, 01/15/53 .. 360 327,893
Series 2021-A, Class D2, 3.86%, 01/15/53 .. 247 225,122
Series 2021-C, Class B, 2.30%, 01/15/53 .. 98 95,350
Series 2021-C, Class C, 3.00%, 01/15/53 .. 91 81,074
Series 2021-C, Class D, 3.93%, 01/15/53 .. 33 30,332

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.43%,
03/15/56
(a)
..................... USD 1,415 $ 1,427,986
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 5.07%,
06/17/52
(a)
..................... 676 674,843
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 2,312 2,320,915
Series 2025-1, Class B, 5.12%, 02/27/34 ... 338 341,735
SoFi Personal Loan Trust, Series 2024-1A, Class
A, 6.06%, 02/12/31
(b)
................ 597 592,463
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
3.61%, 04/15/33
(a) (e)
................. EUR 310 363,136
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ USD 674 680,352
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
............... 1,132 1,155,370
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 1,121 1,123,423
Sunrise SPV 97 SRL, Series 2025-2, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.55%),
3.44%, 10/27/50
(a) (e)
................. EUR 100 117,234
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.27%, 01/20/38
(a) (b)
........... USD 250 250,997
Symphony CLO 36 Ltd., Series 2025-52A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 5.31%, 01/16/31
(a) (b)
........... 21 20,758
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.82%, 07/24/38
(a) (b)
........... 250 250,764
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.22%, 01/05/38
(a) (b)
........... 1,000 1,003,717
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.42%, 04/15/37
(a) (b)
........... 250 250,863
Symphony CLO XIX Ltd., Series 2018-19A, Class
A, (3-mo. CME Term SOFR at 0.96% Floor +
1.22%), 5.12%, 04/16/31
(a) (b)
........... 81 81,489
Symphony CLO XVI Ltd., Series 2015-16A, Class
ARR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.10%, 10/15/31
(a) (b)
.......... 91 91,106
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 4.80%, 07/15/32
(a) (b)
.......... 278 277,526
Symphony CLO XXIX Ltd., Series 2021-29A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.93%, 10/15/35
(a) (b)
...... 490 491,131
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.23%, 04/20/33
(a) (b)
...... 304 304,668
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 1,722 1,712,343
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(e)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.69%, 10/27/42 ...... EUR 77 91,221
Series 6, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.70%), 3.72%, 12/25/39 ...... 100 117,623
TCI-Symphony CLO Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.02% Floor
+ 1.28%), 5.19%, 10/13/32
(a) (b)
.......... USD 205 205,557
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCW CLO Ltd., Series 2019-2A, Class A1R2,
(3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.15%, 01/20/38
(a) (b)
........... USD 280 $ 280,591
Thayer Park CLO Ltd., Series 2017-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.87%, 04/20/34
(a) (b)
...... 540 539,302
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.29%, 01/15/34
(a) (b)
........... 1,060 1,060,329
Trestles CLO III Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.27%, 10/20/37
(a) (b)
........... 250 250,933
Trestles CLO IV Ltd., Series 2021-4A, Class
AR1, (3-mo. CME Term SOFR at 1.28% Floor
+ 1.28%), 5.07%, 10/30/38
(a) (b)
.......... 2,070 2,075,295
Trestles CLO IX Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.13%, 01/15/39
(a) (b)
........... 830 831,868
Trestles CLO Ltd., Series 2017-1A, Class A1RR,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.32%, 07/25/37
(a) (b)
........... 1,690 1,695,956
Trestles CLO V Ltd., Series 2021-5A, Class A1R,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.13%, 10/20/34
(a) (b)
........... 250 249,986
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.04%, 04/25/38
(a) (b)
.......... 1,660 1,659,298
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.24%, 10/25/37
(a) (b)
........... 1,390 1,394,920
Trestles CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.63%, 06/11/35
(a) (b)
........... 360 360,394
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.28%,
07/23/37 ...................... 370 371,302
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.15%,
03/20/38 ...................... 300 300,667
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.24%,
01/25/38 ...................... 1,020 1,023,677
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.55%, 10/18/31
(a) (b)
.......... 105 105,170
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR2, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.56%, 01/25/34
(a) (b)
.......... 730 731,107
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1R, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.10%, 01/20/35
(a) (b)
.......... 250 250,176
Trinitas CLO XXI Ltd., Series 2022-21A, Class
D1R, (3-mo. CME Term SOFR at 2.90% Floor
+ 2.90%), 6.78%, 04/20/38
(a) (b)
.......... 430 429,438
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.35%, 07/23/37
(a) (b)
........... 250 250,862
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.41%, 04/25/37
(a) (b)
........... 500 501,673
Trinitas CLO XXXII Ltd., Series 2025-32A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.60%, 07/23/38
(a) (b)
........... 370 371,122
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 563 562,759

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Upland CLO Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 5.80%, 04/20/31
(a) (b)
........... USD 360 $ 360,187
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 1,689 1,702,286
Valley Stream Park CLO Ltd., Series 2022-1A,
Class ARR, (3-mo. CME Term SOFR at 1.19%
Floor + 1.19%), 5.07%, 01/20/37
(a) (b)
...... 2,020 2,020,888
Vantage Data Centers Jersey Borrower Spv
Ltd.
(e)
Series 2024-1X,  6.17%, 05/28/39 ....... GBP 458 631,520
Series 2024-1X, Class B, 6.34%, 05/28/39 .. 308 415,105
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.33%), 5.22%, 07/18/31
(a) (b)
.......... USD 61 60,765
Verdelite Static CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.53%, 07/20/32
(a) (b)
........... 250 250,128
Voya CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 5.09%,
04/25/31 ...................... 63 62,808
Series 2015-3A, Class A3R4, (3-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.33%, 10/20/31 ................. 250 250,061
Series 2016-1A, Class A1R, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.22%,
01/20/31 ...................... 40 40,169
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 5.10%,
04/19/31 ...................... 134 133,636
Series 2021-2A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%), 5.05%,
04/20/38 ...................... 250 249,924
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.19%,
01/20/38 ...................... 250 250,753
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.19%,
10/15/38 ...................... 250 250,731
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.16%, 07/15/35
(a) (b)
................. EUR 250 294,039
Voya Euro CLO V DAC, Series 5A, Class B1,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
3.76%, 04/15/35
(a) (b)
................. 440 516,950
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 01/20/38
(a) (b)
...... USD 250 250,848
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... 250 250,689
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.03%, 04/18/38
(a) (b)
. 350 349,573
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a) (b)
. 250 250,637
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.02%, 01/24/37
(a) (b)
...... 780 779,669
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.25%, 10/24/37 ................. 1,595 1,600,938
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.62%,
10/24/37 ...................... USD 280 $ 280,421
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.17%,
10/15/35 ...................... 450 449,989
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 6.75%,
10/15/35 ...................... 250 251,243
Wildwood Park CLO Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 10/20/37
(a) (b)
........... 940 943,500
Youni Italy SRL, Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.75%), 3.70%,
01/25/36
(a) (e)
...................... EUR 100 117,534
Total Asset-Backed Securities — 11 .5%
(Cost: $ 395,493,102 ) .............................. 396,212,416
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64 ........ USD 2,022 2,297,498
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 1,156 1,224,089
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 330 329,149
Northrop Grumman Corp., 5.25%, 05/01/50 ... 1,638 1,545,778
5,396,514
Banks — 3.6%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 1.60%), 4.00%, 01/15/30
(a) (e)
..... EUR 1,600 1,937,697
Bank of America Corp.
(a)
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. USD 2,775 2,739,600
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 3,481 3,525,882
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 3,797 3,749,241
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 3,616 3,663,969
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 1,063 1,013,999
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 944 984,671
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 3,878 3,745,677
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 1,306 1,198,456
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 5,036 5,023,661
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 337 346,957
(1-day SOFR + 1.64%), 5.46% , 05/09/36 .. 886 922,346
Citigroup, Inc.
(a)
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 2,239 2,257,175
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 3,922 3,978,195
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30 ...................... 175 173,413
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 1,779 1,793,147
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 1,930 1,838,088
5.92% , 12/11/30 ................... 3,970 3,970,000
(1-day SOFR + 1.46%), 4.95% , 05/07/31 .. 432 441,238
(1-day SOFR + 1.17%), 4.50% , 09/11/31 .. 1,770 1,775,478
(1-day SOFR + 1.18%), 2.52% , 11/03/32 .. 1,105 989,967
(1-day SOFR + 1.35%), 3.06% , 01/25/33 .. 3,934 3,603,797
(3-mo. EURIBOR + 1.60%), 4.11% ,
09/22/33
(e)
..................... EUR 1,581 1,920,791
(3-mo. EURIBOR + 1.58%), 4.11% , 04/29/36 1,798 2,147,574
(1-day SOFR + 1.49%), 5.17% , 09/11/36 .. USD 494 498,618
Credit Agricole SA, (3-mo. EURIBOR + 1.10%),
3.75%, 01/23/31
(a) (e)
................ EUR 1,200 1,438,813
HSBC Holdings plc, (3-mo. EURIBOR + 1.46%),
3.83%, 09/25/35
(a) (e)
................ 760 895,938

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. USD 5,483 $ 5,569,204
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. 1,177 1,200,414
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28 ...................... 807 802,450
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 4,405 4,448,171
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 4,180 3,991,505
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 5,115 5,387,627
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 5,557 5,705,018
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 5,883 6,080,631
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 4,285 3,806,729
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 1,718 1,785,018
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 3,324 3,429,311
(1-day SOFR + 1.32%), 5.50% , 01/24/36 .. 1,520 1,588,580
KeyBank NA, 5.00%, 01/26/33 ........... 2,566 2,591,702
Morgan Stanley Private Bank NA, (1-day SOFR +
0.77%), 4.47%, 07/06/28
(a)
............ 1,929 1,941,994
UniCredit SpA, 3.73%, 06/10/35
(e)
......... EUR 2,249 2,636,062
Wells Fargo & Co.
(a)
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. USD 3,286 3,354,016
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 2,284 2,352,177
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 1,738 1,799,734
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 136 140,380
(3-mo. EURIBOR + 1.22%), 3.90% ,
07/22/32
(e)
..................... EUR 800 962,513
(1-day SOFR + 1.50%), 3.35% , 03/02/33 .. USD 1,320 1,232,005
(1-day SOFR + 2.10%), 4.90% , 07/25/33 .. 1 1,015
(1-day SOFR + 2.02%), 5.39% , 04/24/34 .. 1,709 1,778,098
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,913 2,005,615
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 178 185,720
(1-day SOFR + 1.74%), 5.61% , 04/23/36 .. 792 830,104
122,180,181
Beverages — 0.1%
Heineken NV, 3.51%, 05/03/34
(e)
.......... EUR 1,844 2,154,569
Biotechnology — 0.0%
Amgen, Inc.
2.77% , 09/01/53 ................... USD 540 320,397
4.40% , 02/22/62 ................... 689 538,171
858,568
Broadline Retail — 0.3%
Amazon.com, Inc.
4.65% , 11/20/35 ................... 4,180 4,163,096
3.95% , 04/13/52 ................... 2,938 2,292,928
5.55% , 11/20/65 ................... 2,257 2,189,281
Prosus NV, 4.19%, 01/19/32
(e)
........... 1,377 1,319,772
9,965,077
Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.82%), 1.54% , 09/10/27 .. 2,144 2,106,435
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 5,984 6,052,348
(1-day SOFR + 1.73%), 4.48% , 08/23/28 .. 5,266 5,302,948
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ...................... 3,906 3,914,127
(1-day SOFR + 1.77%), 6.48% , 10/24/29 .. 409 433,739
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 2,822 2,948,205
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 2,674 2,739,817
(1-day SOFR + 1.08%), 5.21% , 01/28/31 .. 1,671 1,725,551
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 91 93,989
(1-day SOFR + 1.06%), 4.37% , 10/21/31 .. 53 52,874
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 2,993 2,658,892
(1-day SOFR + 1.28%), 2.62% , 04/22/32 .. 270 246,189
(1-day SOFR + 1.41%), 3.10% , 02/24/33 .. 4,600 4,237,638
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ...................... USD 469 $ 421,722
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 1,347 1,335,278
(1-day SOFR + 1.00%), 2.48% , 01/21/28 .. 1,204 1,184,141
(1-day SOFR + 1.73%), 5.12% , 02/01/29 .. 1,021 1,042,271
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 3,861 3,937,475
Series I , (1-day SOFR + 0.91%), 4.13% ,
10/18/29 ...................... 3,370 3,368,915
(1-day SOFR + 1.45%), 5.17% , 01/16/30 .. 251 257,668
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 2,567 2,674,367
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 5,698 5,842,080
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 2,269 2,296,450
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 4,319 4,454,993
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 1,155 1,083,386
(1-day SOFR + 1.18%), 2.24% , 07/21/32 .. 4,611 4,097,279
(1-day SOFR + 1.29%), 2.94% , 01/21/33 .. 3,524 3,216,330
(1-day SOFR + 2.08%), 4.89% , 07/20/33 .. 1,335 1,354,220
(3-mo. EURIBOR + 1.55%), 4.10% , 05/22/36 EUR 1,600 1,912,280
(3-mo. EURIBOR + 1.12%), 3.75% , 11/07/36 2,844 3,288,114
MSCI, Inc., 5.25%, 09/01/35 ............ USD 3,938 3,963,982
SURA Asset Management SA
6.35% , 05/13/32
(e)
.................. 372 396,675
6.35% , 05/13/32
(b)
.................. 204 217,531
UBS Group AG, 0.63%, 02/24/33
(e)
........ EUR 1,896 1,818,102
80,676,011
Chemicals — 0.1%
Air Liquide Finance SA, 3.50%, 11/05/37
(e)
.... 1,100 1,261,992
Brenntag Finance BV
3.38% , 10/02/31
(e)
.................. 1,700 1,972,708
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... USD 634 625,124
3,859,824
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.60% , 06/01/32 ................... 1,167 1,227,244
5.55% , 08/15/35 ................... 1,580 1,641,938
2,869,182
Consumer Finance — 0.8%
Ford Motor Credit Co. LLC
5.92% , 03/20/28 ................... 1,523 1,558,329
6.80% , 11/07/28 ................... 1,409 1,478,210
2.90% , 02/10/29 ................... 1,178 1,107,024
5.88% , 11/07/29 ................... 333 341,830
General Motors Financial Co., Inc.
5.95% , 04/04/34 ................... 1,613 1,688,128
6.15% , 07/15/35 ................... 280 295,061
Kaspi.KZ JSC, 6.25%, 03/26/30
(e)
......... 1,283 1,307,878
Synchrony Financial
3.95% , 12/01/27 ................... 943 938,506
5.15% , 03/19/29 ................... 1,227 1,243,467
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 1,828 1,851,003
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 4,181 4,357,339
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 4,883 5,006,542
2.88% , 10/28/31 ................... 3,829 3,435,226
7.25% , 02/02/33 ................... 2,797 3,004,569
Volkswagen Leasing GmbH, 4.00%, 04/11/31
(e)
. EUR 1,078 1,301,438
28,914,550
Diversified REITs — 0.9%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... USD 1,700 1,759,997
GLP Capital LP
5.30% , 01/15/29 ................... 3,167 3,222,123

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.00% , 01/15/30 ................... USD 600 $ 583,297
4.00% , 01/15/31 ................... 1,088 1,042,115
3.25% , 01/15/32 ................... 2,768 2,504,373
5.25% , 02/15/33 ................... 2,235 2,243,095
Trust Fibra Uno, 7.70%, 01/23/32
(e)
........ 814 895,131
VICI Properties LP
4.25% , 12/01/26
(b)
.................. 4,906 4,905,175
3.75% , 02/15/27
(b)
.................. 855 849,345
4.50% , 01/15/28
(b)
.................. 878 879,763
3.88% , 02/15/29
(b)
.................. 238 233,374
4.63% , 12/01/29
(b)
.................. 1,749 1,745,587
4.95% , 02/15/30 ................... 1,037 1,049,447
4.13% , 08/15/30
(b)
.................. 5,132 4,976,426
5.13% , 05/15/32 ................... 4,761 4,793,938
31,683,186
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
5.45% , 03/01/47 ................... 860 811,954
3.50% , 09/15/53 ................... 3,924 2,626,036
6.05% , 08/15/56 ................... 3,049 3,066,917
3.80% , 12/01/57 ................... 3,291 2,263,687
3.65% , 09/15/59 ................... 4,320 2,848,865
3.85% , 06/01/60 ................... 1,674 1,148,477
Verizon Communications, Inc.
3.15% , 03/22/30 ................... 1,907 1,826,229
4.40% , 11/01/34 ................... 6 5,789
5.85% , 09/15/35 ................... 415 441,684
5.40% , 07/02/37
(b)
.................. 1,811 1,830,394
5.88% , 11/30/55 ................... 2,809 2,775,296
6.00% , 11/30/65 ................... 2,469 2,436,784
22,082,112
Electric Utilities — 4.2%
AEP Texas, Inc.
Series E , 6.65% , 02/15/33 ............. 684 745,536
5.70% , 05/15/34 ................... 1,390 1,448,866
3.45% , 05/15/51 ................... 1,064 718,822
AEP Transmission Co. LLC
5.38% , 06/15/35 ................... 641 661,113
3.75% , 12/01/47 ................... 890 681,219
3.15% , 09/15/49 ................... 589 398,167
Series N , 2.75% , 08/15/51 ............ 557 342,917
Alabama Power Co.
6.00% , 03/01/39 ................... 812 871,162
3.85% , 12/01/42 ................... 241 197,070
Baltimore Gas & Electric Co.
3.75% , 08/15/47 ................... 255 194,619
3.20% , 09/15/49 ................... 279 188,521
5.40% , 06/01/53 ................... 141 135,564
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 561 579,944
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 1,003 757,241
3.95% , 03/15/48 ................... 484 383,314
3.20% , 08/15/49 ................... 2,598 1,774,633
3.45% , 04/15/51 ................... 780 553,191
5.35% , 01/15/53 ................... 295 283,001
Duke Energy Corp.
3.75% , 04/01/31 ................... EUR 1,105 1,315,881
3.95% , 08/15/47 ................... USD 1,011 778,572
4.20% , 06/15/49 ................... 253 199,120
3.50% , 06/15/51 ................... 1,439 996,579
5.80% , 06/15/54 ................... 4,635 4,583,033
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 2,534 2,285,921
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $1,895,000), 6.01%, 09/15/35
(d) (f)
..... USD 1,895 $ 1,942,375
Duke Energy Ohio, Inc.
2.13% , 06/01/30 ................... 492 450,382
5.25% , 04/01/33 ................... 1,298 1,344,577
Duke Energy Progress LLC
5.05% , 03/15/35 ................... 3,209 3,262,865
3.70% , 10/15/46 ................... 1,844 1,405,400
2.50% , 08/15/50 ................... 1,722 1,003,914
4.00% , 04/01/52 ................... 1,002 776,735
Eurogrid GmbH, 3.60%, 02/01/29
(e)
........ EUR 1,400 1,678,391
FirstEnergy Corp.
2.65% , 03/01/30 ................... USD 8,860 8,260,891
Series C , 4.85% , 07/15/47
(c)
........... 1,506 1,325,787
Series C , 3.40% , 03/01/50 ............ 5,674 3,913,481
FirstEnergy Transmission LLC
4.75% , 01/15/33
(b)
.................. 1,772 1,771,434
5.00% , 01/15/35 ................... 5,090 5,100,094
5.45% , 07/15/44
(b)
.................. 1,570 1,515,259
4.55% , 04/01/49
(b)
.................. 1,719 1,460,166
Florida Power & Light Co.
3.15% , 10/01/49 ................... 620 424,608
2.88% , 12/04/51 ................... 1,630 1,038,922
Georgia Power Co.
4.85% , 03/15/31 ................... 2,503 2,568,062
4.70% , 05/15/32 ................... 2 2,027
4.95% , 05/17/33 ................... 1,901 1,938,183
Series B , 3.70% , 01/30/50 ............. 399 298,263
Jersey Central Power & Light Co., 5.10%,
01/15/35 ....................... 154 155,730
MidAmerican Energy Co., 3.15%, 04/15/50 ... 1,022 691,912
Minejesa Capital BV, 5.63%, 08/10/37
(e)
..... 1,340 1,328,275
NextEra Energy Capital Holdings, Inc.
4.69% , 09/01/27 ................... 127 128,509
(5-Year EURIBOR ICE Swap Rate + 1.59%),
4.00% , 05/15/56
(a)
................ EUR 3,000 3,513,613
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... USD 3,938 3,920,615
7.00% , 03/15/33 ................... 8,780 9,705,315
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 2,987 2,621,273
4.00% , 06/01/49 ................... 738 567,019
Series R , 2.90% , 10/01/51 ............ 387 238,511
Oncor Electric Delivery Co. LLC, 3.63%,
06/15/34
(e)
...................... EUR 833 971,392
Pacific Gas & Electric Co.
5.90% , 06/15/32 ................... USD 5,118 5,358,318
6.15% , 01/15/33 ................... 447 474,309
6.40% , 06/15/33 ................... 1,020 1,099,964
4.50% , 07/01/40 ................... 663 577,704
3.30% , 08/01/40 ................... 1,273 963,601
4.75% , 02/15/44 ................... 3,217 2,716,749
3.95% , 12/01/47 ................... 808 601,547
4.95% , 07/01/50 ................... 4,962 4,194,042
3.50% , 08/01/50 ................... 1,959 1,320,956
5.25% , 03/01/52 ................... 1,767 1,540,645
6.75% , 01/15/53 ................... 1,319 1,402,791
6.70% , 04/01/53 ................... 1,039 1,096,372
5.90% , 10/01/54 ................... 1,098 1,052,329
6.15% , 03/01/55 ................... 2,955 2,923,302
6.10% , 10/15/55 ................... 3,872 3,799,933
PECO Energy Co.
3.05% , 03/15/51 ................... 286 186,536
4.60% , 05/15/52 ................... 363 308,655
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 4,480 4,616,248

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
RTE Reseau de Transport d'Electricite SADIR,
3.88%, 11/24/37
(e)
................. EUR 200 $ 233,707
Southern Co. (The)
5.70% , 10/15/32 ................... USD 823 871,050
4.25% , 07/01/36 ................... 2,980 2,792,782
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 12,748 12,838,944
6.00% , 04/15/34 ................... 3,009 3,166,470
5.70% , 12/30/34 ................... 4,797 4,951,281
145,486,221
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 7,065 7,017,467
Financial Services — 0.3%
Andiron Financing LLC, (1M Sofr FWD + 3.25%),
7.33%, 01/21/30
(a) (d)
................ 170 170,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 4,100 4,140,909
Block, Inc., 3.50%, 06/01/31 ............ 4,519 4,247,476
8,558,385
Gas Utilities — 0.1%
EP Infrastructure A/S, 4.13%, 02/27/33
(e)
..... EUR 2,695 3,125,579
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31 USD 934 849,778
3,975,357
Ground Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ 1,045 1,042,188
Health Care Equipment & Supplies — 0.0%
Becton Dickinson & Co., 5.08%, 06/07/29 .... 965 990,545
Health Care Providers & Services — 0.6%
CVS Health Corp.
6.13% , 09/15/39 ................... 187 193,908
6.00% , 06/01/44 ................... 562 564,762
Elevance Health, Inc.
3.60% , 03/15/51 ................... 79 56,244
4.55% , 05/15/52 ................... 223 184,535
5.70% , 02/15/55 ................... 145 141,400
HCA, Inc.
3.38% , 03/15/29 ................... 229 223,098
5.45% , 04/01/31 ................... 3,989 4,163,315
5.50% , 03/01/32 ................... 280 291,779
3.63% , 03/15/32 ................... 1,098 1,037,094
4.60% , 11/15/32 ................... 3,990 3,953,866
7.50% , 11/06/33 ................... 168 193,210
5.60% , 04/01/34 ................... 365 380,666
5.75% , 03/01/35 ................... 4,508 4,731,637
3.50% , 07/15/51 ................... 1,242 841,832
4.63% , 03/15/52 ................... 712 581,463
6.20% , 03/01/55 ................... 1,338 1,363,608
6.10% , 04/01/64 ................... 540 534,928
19,437,345
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados BV, 6.38%, 01/29/32
(e)
...... 911 963,993
Booking Holdings, Inc., 3.25%, 11/21/32 ..... EUR 710 823,637
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36 USD 860 863,601
2,651,231
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA, 6.30%, 03/15/29
(e)
........ 904 932,639
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
..... 332 348,577
1,281,216
Security
Par (000)
Par (000) Value
Industrial REITs — 0.0%
Trust 2401, 7.70%, 01/23/32
(b)
........... USD 408 $ 451,024
Insurance — 0.0%
E.ON International Finance BV, 3.50%,
09/03/35
(e)
...................... EUR 800 925,287
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.10% , 11/15/30 ................... USD 3,801 3,812,665
4.38% , 11/06/64 ................... EUR 910 1,018,606
5.70% , 11/15/75 ................... USD 4,165 4,099,404
Meta Platforms, Inc.
4.65% , 08/15/62 ................... 3,187 2,574,411
5.55% , 08/15/64 ................... 2,526 2,343,104
13,848,190
IT Services — 0.7%
(b)
Beignet Investor LLC, 6.58%, 05/30/49 ...... 10,165 10,739,273
Gartner, Inc.
4.50% , 07/01/28 ................... 5,627 5,608,801
3.63% , 06/15/29 ................... 6,342 6,113,016
3.75% , 10/01/30 ................... 1,802 1,708,842
24,169,932
Media — 0.8%
Charter Communications Operating LLC
6.38% , 10/23/35 ................... 2,521 2,601,812
3.50% , 03/01/42 ................... 136 94,349
5.75% , 04/01/48 ................... 549 468,289
4.80% , 03/01/50 ................... 1,063 798,525
3.70% , 04/01/51 ................... 367 231,002
3.90% , 06/01/52 ................... 4,791 3,092,222
5.25% , 04/01/53 ................... 2,112 1,670,266
3.85% , 04/01/61 ................... 5,772 3,439,594
4.40% , 12/01/61 ................... 1,786 1,168,092
3.95% , 06/30/62 ................... 2,218 1,334,631
Comcast Corp., 6.50%, 11/15/35 ......... 3,782 4,193,773
Paramount Global
3.70% , 10/04/26
(c)
.................. 610 599,761
2.90% , 01/15/27 ................... 2,993 2,944,336
4.85% , 07/01/42 ................... 317 233,683
4.38% , 03/15/43 ................... 90 62,600
4.90% , 08/15/44 ................... 14 10,047
WPP Finance 2013
3.63% , 06/09/31
(e)
.................. EUR 2,980 3,457,217
26,400,199
Metals & Mining — 0.2%
Anglo American Capital plc, 3.75%, 06/15/29
(e)
. 1,374 1,649,764
Glencore Capital Finance DAC, 3.67%,
10/06/32
(e)
...................... 590 688,905
Glencore Funding LLC
(b)
2.50% , 09/01/30 ................... USD 2,548 2,334,693
6.38% , 10/06/30 ................... 5 5,381
2.63% , 09/23/31 ................... 504 454,350
5.70% , 05/08/33 ................... 344 362,225
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 1,311 1,337,876
6,833,194
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 3,642 3,943,379
Oil, Gas & Consumable Fuels — 6.8%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 1,179 1,196,574
5.38% , 03/01/30 ................... 10,435 10,579,462
APA Corp., 5.25%, 02/01/42 ............ 196 166,369

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc., 1.75%,
08/10/30 ....................... USD 4,865 $ 4,374,558
Cameron LNG LLC
(b)
3.30% , 01/15/35 ................... 2,352 2,057,102
3.40% , 01/15/38 ................... 2,474 2,147,630
Cheniere Corpus Christi Holdings LLC
3.70% , 11/15/29 ................... 2,695 2,631,887
2.74% , 12/31/39 ................... 4,147 3,535,972
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 7,164 6,976,010
3.25% , 01/31/32 ................... 950 874,983
5.75% , 08/15/34 ................... 2,344 2,447,412
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 9,330 9,678,755
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 9,863 9,791,569
3.50% , 12/01/29 ................... 11,766 11,413,946
3.13% , 03/24/31 ................... 7,957 7,435,118
Energy Transfer LP
4.95% , 05/15/28 ................... 2,463 2,502,811
6.10% , 12/01/28 ................... 1,008 1,058,778
8.25% , 11/15/29 ................... 401 451,887
7.38% , 02/01/31
(b)
.................. 3,108 3,229,095
5.00% , 05/15/50 ................... 276 230,915
5.95% , 05/15/54 ................... 2,349 2,226,032
EQT Corp.
3.13% , 05/15/26
(b)
.................. 2,508 2,493,673
6.50% , 07/01/27 ................... 2,127 2,168,012
3.90% , 10/01/27 ................... 8,018 7,981,477
5.70% , 04/01/28 ................... 5,379 5,550,830
5.50% , 07/15/28 ................... 285 289,211
4.50% , 01/15/29 ................... 8,315 8,334,615
5.00% , 01/15/29 ................... 2,696 2,731,148
6.38% , 04/01/29 ................... 3,724 3,853,524
7.00% , 02/01/30
(c)
.................. 7,477 8,121,165
7.50% , 06/01/30 ................... 14,623 16,084,847
4.75% , 01/15/31 ................... 18,326 18,446,283
3.63% , 05/15/31
(b)
.................. 7,560 7,109,306
5.75% , 02/01/34 ................... 1,871 1,954,531
Expand Energy Corp.
5.38% , 02/01/29 ................... 3,524 3,524,072
5.88% , 02/01/29
(b)
.................. 777 777,055
6.75% , 04/15/29
(b)
.................. 2,954 2,971,300
5.38% , 03/15/30 ................... 2,701 2,737,703
4.75% , 02/01/32 ................... 205 202,234
5.70% , 01/15/35 ................... 11,422 11,820,290
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(e)
...................... 1,268 1,323,703
Hess Corp.
7.30% , 08/15/31 ................... 722 829,345
6.00% , 01/15/40 ................... 490 528,785
KazMunayGas National Co. JSC, 6.38%,
10/24/48
(e)
...................... 356 358,481
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 4,207 3,870,271
Origin Energy Finance Ltd., 1.00%, 09/17/29
(e)
. EUR 1,449 1,565,666
ORLEN SA, 6.00%, 01/30/35
(e)
........... USD 1,251 1,316,678
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 334 280,727
6.45% , 03/05/34
(e)
.................. 383 315,496
Repsol E&P Capital Markets US LLC
(b)
4.81% , 09/16/28 ................... 555 560,166
5.20% , 09/16/30 ................... 690 699,763
5.98% , 09/16/35 ................... 1,405 1,432,932
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 4,286 4,314,808
4.50% , 05/15/30 ................... 7,166 7,195,011
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.90% , 09/15/37 ................... USD 2,293 $ 2,408,746
Targa Resources Corp.
6.15% , 03/01/29 ................... 757 796,904
4.20% , 02/01/33 ................... 2,015 1,929,080
6.13% , 03/15/33 ................... 660 705,987
Targa Resources Partners LP, 4.88%, 02/01/31 5,690 5,724,787
TotalEnergies Capital International SA, 3.85%,
03/03/45
(e)
...................... EUR 200 215,371
Viper Energy Partners LLC
4.90% , 08/01/30 ................... USD 2,998 3,032,387
5.70% , 08/01/35 ................... 2,537 2,589,085
234,152,320
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... 1,482 1,322,033
Passenger Airlines — 0.0%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... 3 3,145
United Airlines Pass-Through Trust, Series 2019-
1, Class AA, 4.15%, 08/25/31 .......... 487 478,440
481,585
Pharmaceuticals — 0.1%
BMS Ireland Capital Funding DAC, 4.29%,
11/10/45 ....................... EUR 959 1,104,279
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ................... USD 832 840,822
5.30% , 05/19/53 ................... 311 294,479
2,239,580
Residential REITs — 0.2%
Store Capital LLC
4.63% , 03/15/29 ................... 1,170 1,165,689
5.40% , 04/30/30
(b)
.................. 2,894 2,947,887
2.75% , 11/18/30 ................... 1,748 1,591,407
5,704,983
Semiconductors & Semiconductor Equipment — 0.9%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,507,000), 6.50%, 03/20/45
(d) (f)
..... 2,507 2,679,482
Broadcom, Inc.
4.15% , 11/15/30 ................... 1,599 1,592,445
2.45% , 02/15/31 ................... 3,036 2,776,964
5.15% , 11/15/31 ................... 2,768 2,871,659
4.55% , 02/15/32 ................... 2,499 2,505,967
5.20% , 04/15/32 ................... 1,402 1,454,543
4.30% , 11/15/32 ................... 189 186,433
3.42% , 04/15/33 ................... 813 752,566
3.47% , 04/15/34 ................... 2,283 2,081,738
4.80% , 10/15/34 ................... 4,204 4,212,084
3.19% , 11/15/36
(b)
.................. 480 407,084
4.93% , 05/15/37
(b)
.................. 1,075 1,061,034
4.90% , 02/15/38 ................... 1,485 1,455,785
Foundry JV Holdco LLC
(b)
5.50% , 01/25/31 ................... 1,048 1,081,740
5.90% , 01/25/33 ................... 4,153 4,345,480
6.25% , 01/25/35 ................... 432 458,089
6.10% , 01/25/36 ................... 200 209,087
6.20% , 01/25/37 ................... 808 849,048
NXP BV, 5.55%, 12/01/28 .............. 699 723,996
31,705,224
Software — 0.9%
AppLovin Corp.
5.13% , 12/01/29 ................... 1,498 1,536,536
5.38% , 12/01/31 ................... 9,666 10,023,351
5.95% , 12/01/54 ................... 3,453 3,419,853

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Microsoft Corp., 2.92%, 03/17/52 ......... USD 3,176 $ 2,080,397
Oracle Corp.
6.00% , 08/03/55 ................... 1,173 1,034,338
5.95% , 09/26/55 ................... 6,336 5,613,786
4.10% , 03/25/61 ................... 1,477 951,399
6.13% , 08/03/65 ................... 1,979 1,752,588
6.10% , 09/26/65 ................... 3,174 2,799,444
29,211,692
Specialized REITs — 0.7%
American Tower Corp.
5.20% , 02/15/29 ................... 1,242 1,278,216
2.90% , 01/15/30 ................... 1,273 1,208,424
1.88% , 10/15/30 ................... 5,985 5,346,099
4.63% , 05/16/31 ................... EUR 1,027 1,284,223
4.70% , 12/15/32 ................... USD 360 360,078
5.45% , 02/15/34 ................... 405 420,673
5.35% , 03/15/35 ................... 664 680,743
Crown Castle, Inc.
5.60% , 06/01/29 ................... 1,449 1,503,558
3.30% , 07/01/30 ................... 111 105,290
2.50% , 07/15/31 ................... 432 386,190
Equinix, Inc.
2.50% , 05/15/31 ................... 5,400 4,886,901
3.90% , 04/15/32 ................... 3,888 3,736,758
3.40% , 02/15/52 ................... 450 307,442
Extra Space Storage LP
3.90% , 04/01/29 ................... 782 772,747
4.00% , 06/15/29 ................... 189 187,138
5.50% , 07/01/30 ................... 1,904 1,981,692
2.20% , 10/15/30 ................... 1,286 1,163,453
25,609,625
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., 2.65%, 02/08/51 ............ 1,467 906,858
Dell International LLC, 4.50%, 02/15/31 ..... 3,565 3,559,912
4,466,770
Tobacco — 0.7%
Altria Group, Inc.
5.63% , 02/06/35 ................... 3,192 3,318,683
5.25% , 08/06/35 ................... 1,025 1,037,740
4.25% , 08/09/42 ................... 1,084 904,537
3.88% , 09/16/46 ................... 2,146 1,612,837
BAT Capital Corp.
4.63% , 03/22/33 ................... 1,550 1,541,158
7.08% , 08/02/43 ................... 4,731 5,313,943
4.54% , 08/15/47 ................... 1,511 1,253,415
4.76% , 09/06/49 ................... 2,023 1,709,252
5.28% , 04/02/50 ................... 3 2,705
5.65% , 03/16/52 ................... 4,483 4,237,637
7.08% , 08/02/53 ................... 1,052 1,192,721
Reynolds American, Inc.
8.13% , 05/01/40 ................... 202 239,585
7.00% , 08/04/41 ................... 345 360,880
22,725,093
Trading Companies & Distributors — 0.1%
IMCD NV, 4.88%, 09/18/28
(e)
............ EUR 1,395 1,707,449
Transportation Infrastructure — 0.0%
DP World Ltd., 6.85%, 07/02/37
(e)
......... USD 1,160 1,311,890
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
2.40% , 03/15/29 ................... 755 715,113
3.88% , 04/15/30 ................... 4,703 4,624,812
2.70% , 03/15/32 ................... 582 523,232
5.20% , 01/15/33 ................... 884 912,417
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.80% , 09/15/62 ................... USD 3,180 $ 3,129,960
9,905,534
Total Corporate Bonds — 27 .5%
(Cost: $ 933,475,636 ) .............................. 948,194,712
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(e)
....................... 1,224 1,323,481
Hungary — 0.0%
MVM Energetika Zrt. , 6.50% , 03/13/31
(e)
..... 1,244 1,312,420
Mexico — 0.0%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 7 7,298
5.95% , 01/28/31 ................... 8 7,743
10.00% , 02/07/33 .................. 73 84,386
99,427
Morocco — 0.0%
OCP SA , 6.75% , 05/02/34
(b)
.............. 385 415,203
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 3,025,359 ) ............................... 3,150,531
Foreign Government Obligations
Colombia — 0.2%
Republic of Colombia , 6.25% , 07/09/36 ...... COP 42,530,200 7,163,198
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 1,918 1,814,428
3.05% , 03/12/51 ................... 2,624 1,755,613
3,570,041
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ................... JPY 1,500,800 7,693,516
2.40% , 03/20/55 ................... 833,350 4,369,608
3.20% , 09/20/55 ................... 153,000 947,342
13,010,466
Mexico — 0.7%
United Mexican States
2.66% , 05/24/31 ................... USD 4,749 4,231,359
4.88% , 05/19/33 ................... 666 639,360
3.50% , 02/12/34 ................... 5,414 4,683,110
6.35% , 02/09/35 ................... 4,064 4,251,879
6.88% , 05/13/37 ................... 4,142 4,421,585
4.50% , 01/31/50 ................... 5,805 4,391,482
22,618,775
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 1,275 1,252,050
4.50% , 04/01/56 ................... 1,810 1,355,690
2,607,740
Peru — 0.2%
Republic of Peru
6.85% , 08/12/35
(e)
.................. PEN 8,874 2,843,668
7.60% , 08/12/39
(e)
.................. 7,143 2,315,934
3.55% , 03/10/51 ................... USD 2,839 1,994,397
7,153,999

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... USD 3,147 $ 3,076,192
3.20% , 07/06/46 ................... 2,747 1,970,973
5,047,165
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... 1,209 1,216,729
5.10% , 06/18/50 ................... 2,079 1,963,258
3,179,987
Total Foreign Government Obligations — 1 .9%
(Cost: $ 71,727,588 ) ............................... 64,351,371
Shares
Shares
Investment Companies
iShares AAA CLO Active ETF
(g)
........... 100,000 5,174,460
Total Investment Companies — 0 .1%
(Cost: $ 5,188,000 ) ............................... 5,174,460
Par (000)
Par (000)
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... 1,385 1,581,463
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 980 1,061,940
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 4,110 4,185,220
Series 2009 , GO , 7.55% , 04/01/39 ....... 1,300 1,577,650
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 425 352,685
8,758,958
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 649 701,860
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 3,290 3,371,319
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 665 797,031
New York — 0.0%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ...... 270 293,947
Series 2010E , RB , 6.81% , 11/15/40 ...... 360 401,780
New York City Municipal Water Finance Authority ,
Series 2011CC , RB , 5.88% , 06/15/44 ..... 440 447,199
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 320 322,554
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ......... 1,035 964,687
2,430,167
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 765 961,811
Security
Par (000)
Par (000) Value
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... USD 1,095 $ 1,129,190
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 1,158 1,186,260
2,315,450
Total Municipal Bonds — 0 .6%
(Cost: $ 21,454,281 ) ............................... 19,336,596
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.8%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
..................... 1,510 1,527,518
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 461 463,958
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 380 384,859
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
. 283 273,812
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
. 83 81,395
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
. 70 67,294
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
. 2,100 2,094,551
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
. 627 628,436
Series 2024-10, Class A1, 5.35%, 10/25/69
(c)
381 382,681
Series 2024-11, Class A1, 5.70%, 08/25/69
(c)
610 615,212
Series 2025-1, Class A1, 5.69%, 01/25/70
(c)
. 1,578 1,595,337
Series 2025-2, Class A1, 5.64%, 02/25/70
(c)
. 3,698 3,731,937
Series 2025-8, Class A1, 5.41%, 07/25/70
(c)
. 1,555 1,566,986
Arroyo Mortgage Trust, Series 2022-1, Class A3,
3.65%, 12/25/56
(b)
.................. 3,785 3,197,799
Atlas Funding plc
(a)(e)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/20/61 ................. GBP 103 139,892
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/20/61 ................. 100 137,405
Barclays Mortgage Loan Trust
(b)(c)
Series 2022-NQM1, Class A1, 4.55%,
07/25/52 ...................... USD 1,661 1,652,858
Series 2025-NQM1, Class A1, 5.66%,
01/25/65 ...................... 7,636 7,711,158
Bletchley Park Funding plc, Series 2025-1, Class
D, (Sterling Overnight Index Average at 0.00%
Floor + 1.88%), 5.60%, 01/27/70
(a) (e)
...... GBP 176 238,190
Braccan Mortgage Funding plc
(a)(e)
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.24%, 01/17/68 ................. 100 134,763
Series 2025-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.64%, 01/17/68 ................. 100 134,762
BRAVO Residential Funding Trust, Series 2025-
NQM2, Class A1, 5.68%, 11/25/64
(b) (c)
..... USD 4,510 4,553,705
Castell plc
(a)(e)
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.27%, 01/27/62 ................. GBP 100 135,527
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.72%, 01/27/62 ................. 100 136,708
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... USD 204 201,633

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Cheshire plc, Series 2025-1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.35%), 5.07%, 06/28/48
(a) (e)
........... GBP 180 $ 242,522
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term SOFR
at 0.54% Floor and 11.50% Cap + 0.65%),
4.39%, 02/25/35
(a)
.................. USD 64 62,321
CIM Trust
(b)
Series 2025-I1, Class A1, 5.65%, 10/25/69
(c)
3,032 3,066,889
Series 2025-I1, Class M1, 6.44%, 10/25/69
(a)
2,739 2,775,037
Citadel plc
(a)(e)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.17%, 04/28/60 ................. GBP 100 135,823
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.47%, 04/28/60 ................. 100 135,749
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.17%, 04/28/60 ................. 109 149,148
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
. USD 809 735,896
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
. 536 539,331
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
1,215 1,217,902
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 1,603 1,618,424
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 884 891,384
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 726 734,327
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
1,189 1,198,014
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
10,922 11,029,552
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
2,901 2,937,200
Series 2025-H2, Class A1, 5.36%, 03/25/70
(a)
1,063 1,068,474
Series 2025-H2, Class M1, 6.13%, 03/25/70
(a)
3,345 3,371,529
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
..................... 894 896,211
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ...................... 175 134,930
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 1,589 1,578,896
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class M1, 4.31%, 03/25/67
(a)
312 278,233
Series 2022-3, Class M1, 5.28%, 07/25/67
(a)
634 619,267
Series 2024-1, Class A1, 5.74%, 07/25/69
(c)
. 389 391,441
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
..................... 1,060 1,062,394
East One plc
(a)(e)
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.12%, 02/25/58 ................. GBP 100 134,912
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.62%, 02/25/58 ................. 139 187,527
Edenbrook Mortgage Funding plc
(a)(e)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.68%, 03/22/57 ................. 330 451,049
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.28%, 03/22/57 ................. 191 262,101
EFMT, Series 2025-NQM5, Class A1, 0.00%,
11/25/70
(a) (b)
...................... USD 920 921,566
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-INV2, Class A1, 5.03%, 10/25/69 5,331 5,333,760
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... USD 698 $ 704,267
Series 2025-INV1, Class A1, 5.63%, 03/25/70 5,003 5,051,425
Series 2025-INV3, Class A1, 5.44%, 07/25/70 2,319 2,339,269
Exmoor Funding plc
(a)(e)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.62%, 03/25/94 ................. GBP 110 149,444
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.52%, 03/25/94 ................. 100 136,526
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.38%),
6.10%, 03/25/95 ................. 104 140,204
Fairbridge BV, Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.82%,
02/24/62
(a) (e)
...................... EUR 100 117,746
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
..................... USD 328 249,091
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
..................... 1,136 1,084,443
Series 2025-NQM4, Class A1, 0.00%,
06/25/70
(c)
..................... 1,160 1,170,328
GS Mortgage-Backed Securities Trust
(b)
Series 2022-NQM1, Class A4, 4.00%,
05/25/62
(a)
..................... 116 108,415
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
..................... 353 353,629
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
..................... 646 646,656
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(c)
..................... 787 793,948
Series 2025-AFC1, Class A1, 5.73%,
01/25/60
(c)
..................... 7,389 7,467,925
Series 2025-NQM1, Class M1, 6.52%,
01/25/70
(a)
..................... 3,600 3,654,086
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(c)
..................... 1,165 1,172,409
Series 2025-NQM5, Class A1, 5.03%,
09/25/70
(a)
..................... 1,038 1,039,283
Impac CMB Trust, Series 2007-A, Class A,
(1-mo. CME Term SOFR at 0.50% Floor and
11.50% Cap + 0.61%), 4.35%, 05/25/37
(a) (b)
. 374 367,595
J.P. Morgan Mortgage Trust
(b)
Series 2021-INV7, Class A3A, 2.50%,
02/25/52
(a)
..................... 7,911 7,156,098
Series 2021-INV7, Class A4A, 2.50%,
02/25/52
(a)
..................... 4,034 2,777,998
Series 2021-INV7, Class A5A, 2.50%,
02/25/52
(a)
..................... 1,815 1,501,790
Series 2025-NQM5, Class A1LC, 5.02%,
05/25/65
(c)
..................... 297 296,094
Series 2025-VIS1, Class M1, 6.41%,
08/25/55
(a)
..................... 3,151 3,195,478
Jupiter Mortgage No. 1 plc, Series 1X, Class DR,
(Sterling Overnight Index Average at 0.00%
Floor + 3.00%), 6.75%, 07/20/55
(a) (e)
...... GBP 349 474,037
Mello Mortgage Capital Acceptance, Series 2021-
MTG3, Class A22, 2.50%, 07/01/51
(a) (b)
.... USD 2,000 1,393,349
Meridian Funding plc, Series 2025-1, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 2.05%), 5.78%, 02/20/68
(a) (e)
...... GBP 159 214,370

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
MFA Trust
(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49
(a)
..................... USD 132 $ 128,248
Series 2022-NQM1, Class M1, 4.27%,
12/25/66
(a)
..................... 597 546,376
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
..................... 2,207 2,212,302
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.36%, 04/28/62
(a) (e)
................. EUR 351 413,230
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2014-1A, Class B3, 5.88%, 06/25/44 . USD 121 122,183
Series 2024-NQM3, Class A1, 5.04%,
07/25/69 ...................... 4,233 4,230,068
Series 2025-DSC2, Class A1, (1M Sofr +
0.00%), 5.44%, 07/25/70 ........... 2,823 2,850,119
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... 4,773 4,822,131
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 2,122 2,150,639
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor and 9.00% Cap +
0.45%), 4.33%, 04/16/36
(a) (b)
........... 914 898,856
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 4.63%, 11/25/34
(a)
.. 154 150,003
Mortimer 2024-Mix plc
(a)(e)
Series 2024-MIX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/22/67 ................. GBP 110 148,774
Series 2024-MIX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.83%, 09/22/67 ................. 100 134,172
Mortimer plc, Series 2025-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.85%), 5.60%, 09/22/70
(a) (e)
........... 100 134,956
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
USD 118 116,491
Series 2025-NQM1, Class A1, 5.64%,
01/25/65
(c)
..................... 3,341 3,385,109
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 1,671 1,714,089
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
..................... 1,068 1,076,744
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
..................... 608 609,918
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 137 137,534
OBX Trust
(b)
Series 2021-J2, Class A1, 2.50%, 07/25/51
(a)
11,147 9,315,781
Series 2024-NQM14, Class A1, 4.94%,
09/25/64
(c)
..................... 2,085 2,085,065
Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(c)
..................... 2,580 2,605,015
Pierpont BTL plc
(a)(e)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/21/61 ................. GBP 100 134,566
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.58%, 03/21/62 ................. 100 136,116
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Polaris plc
(a)(e)
Series 2025-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.12%, 10/27/69 ................. GBP 100 $ 134,837
Series 2025-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.37%, 10/27/69 ................. 100 134,836
PRET Trust, Series 2025-RPL1, Class A1,
4.00%, 07/25/69
(b) (c)
................. USD 6,409 6,279,360
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%, 11/25/56 222 198,806
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ...................... 219 218,455
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ...................... 1,535 1,533,769
PRPM Trust
(b)
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 3,808 3,839,789
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 1,878 1,908,894
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(a)
..................... 2,309 2,325,717
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(c)
..................... 900 902,289
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
..................... 1,000 999,187
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 310 311,869
Residential Mortgage Loan Trust, Series 2020-2,
Class M1, 3.57%, 05/25/60
(a) (b)
.......... 1,680 1,617,255
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM6, Class A1, 5.14%,
11/25/65
(a) (b)
...................... 704 706,222
SG Residential Mortgage Trust
(b)
Series 2022-2, Class A1, 5.35%, 08/25/62
(c)
. 369 369,295
Series 2025-1, Class A1, 5.10%, 12/25/65
(a)
. 953 953,460
Series 2025-1, Class ALCF, 5.23%, 12/25/65 185 184,994
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
...... 162 156,343
Stratton Mortgage Funding plc, Series 2024-3,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.50%), 5.22%, 06/25/49
(a) (e)
. GBP 100 134,853
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A, 3.36%,
04/25/31
(b)
....................... USD 24 23,521
Together Asset-Backed Securitisation plc
(a)(e)
Series 2025-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.68%, 09/12/56 ........... GBP 100 135,029
Series 2025-CRE1, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.23%, 01/15/57 ........... 158 212,910
Series 2025-CRE1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.53%, 01/15/57 ........... 100 136,686
Tower Bridge Funding plc
(a)(e)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/20/66 ................. 100 134,709
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 12/20/66 ................. 100 134,997
UWM Mortgage Trust, Series 2021-1, Class A4,
2.50%, 06/25/51
(a) (b)
................. USD 3,586 3,238,627
Verus Securitization Trust
(b)
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 127,212

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-8, Class A1, 2.82%, 11/25/66
(a)
. USD 738 $ 684,171
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(c)
..................... 1,130 1,133,183
Series 2025-2, Class M1, 6.12%, 03/25/70
(a)
4,000 4,040,964
Series 2025-5, Class A1, 5.43%, 06/25/70
(c)
. 1,632 1,645,067
Series 2025-6, Class A1, 5.42%, 07/25/70
(c)
. 3,818 3,850,470
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
...................... 2,000 1,957,559
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
.......... 213 207,241
Winchester 1 plc
(a)(e)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.30%,
10/21/56 ...................... GBP 100 135,391
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 5.75%,
10/21/56 ...................... 100 135,992
200,808,532
Commercial Mortgage-Backed Securities — 6.5%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 USD 100 93,750
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 1,026,382
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 395 399,870
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.35%,
06/15/42
(a) (b)
...................... 2,660 2,668,276
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class A, (1-mo. CME Term
SOFR at 1.13% Floor + 1.18%), 4.93%,
09/15/34 ...................... 181 180,406
Series 2017-280P, Class B, (1-mo. CME Term
SOFR at 1.33% Floor + 1.38%), 5.13%,
09/15/34 ...................... 204 202,784
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 5.61%,
09/15/34 ...................... 640 633,895
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.02%, 04/15/34
(a) (b)
........... 231 219,956
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 920,994
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 494,557
Series 2021-MF3, Class A5, 2.57%, 10/15/54 137 123,693
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
5.98%, 06/17/39
(a) (b)
................. 276 276,187
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.44%, 07/15/41
(a) (b)
. 3,630 3,634,485
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.19%,
10/15/34
(a) (b)
...................... 2,590 2,591,597
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.02%, 04/15/35
(a) (b)
...... 174 172,690
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.00%, 12/15/36 ................. 2,736 2,599,200
Series 2024-ATRM, Class A, 5.41%, 11/10/29 1,420 1,448,454
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 08/15/42 ................. 529 529,550
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.10%, 08/15/39
(a) (b)
................. USD 1,190 $ 1,191,965
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
....................... 312 265,576
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 05/15/35
(a) (b)
........... 3,058 3,060,126
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.55%, 11/25/35 ............ 134 130,829
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.52%,
01/25/36 ...................... 913 871,020
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.19%,
12/25/36 ...................... 198 190,561
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 .. 2,000 1,895,510
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.67%,
03/15/37
(a) (b)
.................... 969 917,251
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 4.92%,
03/15/37
(a) (b)
.................... 280 252,234
Series 2023-5C23, Class D, 7.45%,
12/15/56
(a) (b)
.................... 115 113,636
Series 2025-C35, Class A5, 5.59%, 07/15/58
(a)
1,000 1,051,397
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
..................... 255 266,562
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
282 233,353
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 305 301,277
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ............ 175 154,814
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
11/15/41 ...................... 730 730,456
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.25%,
11/15/42 ...................... 1,712 1,716,813
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.50%,
11/15/42 ...................... 176 176,880
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 5.64%, 07/15/41
(a) (b)
........... 1,710 1,717,410
BFLD Trust, Series 2025-EWEST, Class A,
(1-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.30%, 06/15/42
(a) (b)
........... 1,977 1,976,997
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.09%, 03/15/41
(a) (b)
. 231 231,439
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.12%,
06/15/41
(a) (b)
...................... 1,088 1,089,698
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.45%, 12/15/42
(a) (b)
. 1,850 1,852,310
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.22%, 11/05/39
(a) (b)
...... 370 377,109
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 1,954 2,026,349

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... USD 120 $ 122,788
BRCK Trust, Series 2025-830B, Class A, 4.96%,
12/10/42
(a) (b)
...................... 1,109 1,109,293
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
11/15/42
(a) (b)
...................... 908 912,147
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.37%, 06/15/44
(a) (b)
........ 1,127 1,157,276
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%, 03/10/33 258 244,245
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,581,078
Series 2013-1515, Class E, 3.72%, 03/10/33 100 87,750
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(a) (b)
...................... 173 178,944
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.54%, 03/09/44
(a)
1,450 1,361,189
Series 2020-VIV3, Class B, 3.54%, 03/09/44
(a)
902 855,029
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,277,420
Series 2021-VIV5, Class A, 2.84%, 03/09/44
(a)
914 848,630
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
6.89%, 06/15/27
(a)
................ 546 547,012
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.51%,
12/09/40
(a)
..................... 858 858,573
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
10/15/41
(a)
..................... 1,976 1,978,367
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.44%,
08/15/41
(a)
..................... 3,558 3,564,176
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.61%, 10/15/41
(a)
................ 1,740 1,748,617
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.66%, 10/15/41
(a)
................ 423 425,619
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.04%, 12/15/39
(a)
................ 835 834,765
Series 2024-GPA3, Class B, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.39%, 12/15/39
(a)
................ 249 249,364
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.29%,
05/15/34
(a)
..................... 859 858,695
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.39%, 05/15/41
(a)
................ 3,196 3,201,412
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
02/15/39
(a)
..................... 186 186,117
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.29%, 06/15/37
(a)
................ 2,654 2,655,791
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.15%, 11/15/41
(a)
CAD 257 187,758
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.14%,
03/15/41
(a)
..................... USD 67 67,343
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.13%,
08/15/42
(a)
..................... 796 797,327
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-BCAT, Class B, (1-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.30%,
08/15/42
(a)
..................... USD 209 $ 208,906
Series 2025-BCAT, Class C, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.65%, 08/15/42
(a)
................ 168 167,909
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
11/15/42
(a)
..................... 1,621 1,622,507
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/40
(a)
................ 1,052 1,052,362
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41 1,832 1,745,057
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.67%, 02/15/36 ................. 519 518,523
Series 2021-LBA, Class AV, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 4.67%,
02/15/36 ...................... 192 192,010
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
6.76%, 06/15/36 ................. 2,110 2,108,490
Series 2022-LBA6, Class D, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.75%,
01/15/39 ...................... 530 529,509
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
5.03%, 01/15/39 ................. 133 132,919
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/41 ................. 842 842,423
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.44%, 04/15/41 ................. 325 326,151
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.84%,
03/15/41 ...................... 750 750,000
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.19%,
03/15/41 ...................... 1,603 1,608,743
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.14%,
03/15/41 ...................... 769 773,898
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
06/15/41 ...................... 3,639 3,637,861
Series 2025-ARIA, Class A, 5.03%, 12/13/42 845 852,660
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,863 1,905,148
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.25%, 06/15/40 ................. 203 203,533
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
06/15/35 ...................... 210 210,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
03/15/42 ...................... 4,767 4,761,020
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 210 170,774
Series 2017-GM, Class D, 3.42%, 06/13/39 . 140 135,654
Series 2021-601L, Class D, 2.78%, 01/15/44 758 626,044
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.67%,
07/15/41
(a) (b)
...................... 1,370 1,371,692

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.55%,
05/22/34
(a) (b)
...................... EUR 1,394 $ 1,642,194
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 273,295
Series 2017-CD5, Class B, 3.96%, 08/15/50
(a)
446 433,434
Series 2017-CD6, Class B, 3.91%, 11/13/50
(a)
121 115,638
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(a) (b)
...................... 1,160 1,174,109
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class B, 4.20%, 06/15/50
(a)
..... 667 648,555
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (b)
...... 489 490,741
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.15%, 10/15/37
(a) (b)
. 2,149 2,150,996
Citigroup Commercial Mortgage Trust, Series
2015-P1, Class D, 3.23%, 09/15/48
(b)
..... 24 23,646
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.34%,
08/15/36 ...................... 1,081 1,080,820
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.19%,
08/15/36 ...................... 935 933,832
Commercial Mortgage Trust
(a)(b)
Series 2016-667M, Class D, 3.18%, 10/10/36 218 164,414
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.59%, 06/15/41 ................. 2,160 2,162,670
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.34%, 06/15/41 ................. 635 635,783
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.39%, 08/15/41
(a) (b)
................. 1,350 1,347,896
CRSO Trust, 7.12%, 07/10/28
(b)
........... 458 475,833
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.40%, 11/15/48
(a)
119 118,142
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
..................... 268 249,407
Series 2019-C18, Class D, 2.50%, 12/15/52
(b)
2,849 2,359,408
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%, 11/10/32
(a)
370 109,157
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 218,941
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
5.37%, 11/15/38
(a)
................ 465 461,231
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 1,660 1,670,560
Series 2025-GATE2, Class A, 4.56%,
11/10/42 ...................... 250 249,209
Series 2025-GATE2, Class D, 5.63%,
11/10/42 ...................... 460 458,960
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.10%, 11/15/42
(a) (b)
........... 2,299 2,300,776
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.63%,
08/15/34
(a) (b)
...................... 2,630 2,630,000
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ................ 240 239,304
DBMS DAC, Series 2025-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.52%, 02/18/36
(a) (e)
........... GBP 100 134,791
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/37
(a) (b)
........... USD 139 $ 138,827
DC Trust, Series 2024-HLTN, Class A, 5.73%,
04/13/40
(a) (b)
...................... 170 172,124
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.35%, 08/15/35
(a) (b)
................. 989 992,310
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.25%, 03/15/34 ................. 970 970,897
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.33%,
08/15/37 ...................... 313 313,485
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 6.63%,
08/15/37 ...................... 190 190,471
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 5.15%, 08/10/42 . 346 352,935
Series 2025-151, Class D, 6.79%, 08/10/42 . 662 683,809
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.80%,
06/10/39 ...................... 960 965,041
Series 2024-ELM, Class A15, 5.80%,
06/10/39 ...................... 960 965,040
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 3,470 3,550,926
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 5.10%, 10/10/41
(a) (b)
........... 520 527,456
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.20%,
12/15/39
(a) (b)
...................... 627 628,371
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.44%, 05/15/41 .. 2,624 2,631,306
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.29%, 03/15/39 ................. 125 125,193
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 484 424,170
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.84%,
03/15/28
(a)
..................... 3,235 3,247,001
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.80%, 11/10/52
(a)
....... 60 54,878
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.25%, 07/15/40
(a) (b)
................. 338 338,422
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.59%,
10/15/41 ...................... 660 661,762
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.39%,
10/15/41 ...................... 246 247,309
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.29%,
05/15/37 ...................... 1,535 1,536,907
Series 2024-ORL, Class D, (1-mo. CME Term
SOFR at 3.19% Floor + 3.19%), 6.94%,
05/15/37 ...................... 1,180 1,185,841

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 5.39%, 06/15/41
(a) (b)
. USD 640 $ 641,187
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 100 103,619
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 5.88%, 05/10/39
(a) (b)
....... 370 374,549
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.29%, 07/13/42
(a) (b)
...... 2,027 2,066,116
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.88%, 11/05/37
(a) (b)
. 583 584,661
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 11/15/41
(a) (b)
........... 960 952,817
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
..................... 644 635,155
Series 2018-AON, Class A, 4.13%, 07/05/31 413 361,371
Series 2018-PHH, Class A, (1-mo. CME Term
SOFR at 2.41% Floor + 1.26%), 5.01%,
06/15/35
(a)
..................... 899 756,513
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 4.92%,
04/15/38
(a)
..................... 80 79,642
Series 2021-MHC, Class D, (1-mo. CME Term
SOFR at 1.70% Floor + 2.06%), 5.82%,
04/15/38
(a)
..................... 1,550 1,549,994
Series 2022-OPO, Class D, 3.45%, 01/05/39
(a)
564 464,197
Series 2024-IGLG, Class A, 5.17%, 11/09/39
(a)
1,600 1,616,085
Series 2024-IGLG, Class D, 6.48%,
11/09/39
(a)
..................... 450 451,220
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
..................... 2,330 2,375,665
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.44%, 03/15/40
(a)
................ 490 490,848
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a) (b)
...................... 233 212,650
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ........................ 390 377,050
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 . 40 39,601
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
5.37%, 06/15/39 ................. 1,451 1,453,242
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
6.94%, 06/15/39 ................. 577 578,441
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 12/15/39
(a) (b)
. 1,517 1,516,084
KSL Trust, (1M Sofr FWD + 1.89%), 5.64%,
06/15/30
(a) (b)
...................... 1,313 1,311,547
Lagarino European Loan Conduit No. 40 DAC
(a)(e)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.15%, 06/22/37 . EUR 644 757,333
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.65%, 06/22/37 . 409 481,172
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.55%, 06/22/37 . 1,162 1,365,995
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.41%, 08/17/31
(a) (e)
........... EUR 873 $ 1,025,793
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
10/15/41 ...................... USD 493 493,128
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.39%,
10/15/41 ...................... 126 126,054
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.12%, 08/17/42
(a) (b)
...... 313 313,042
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.33%, 01/15/43
(a) (b)
................. 348 347,999
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.44%, 08/15/40
(a) (b)
................. 462 466,534
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.54%,
12/15/41
(a)
..................... 683 684,394
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.51%,
02/15/37
(a)
..................... 81 80,594
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 719,463
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 694 720,766
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 .. 3,302 3,222,377
Series 2018-MP, Class A, 4.28%, 07/11/40
(a) (b)
3,761 3,495,056
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 112,991
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 3,039 2,999,303
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 875,435
Series 2019-LVL, Class D, 4.44%, 08/15/38 . 310 285,141
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 1,129 1,133,065
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
...................... 490 513,721
NY Commercial Mortgage Trust, Series 2025-
299P, Class B, 5.93%, 02/10/47
(a) (b)
....... 176 183,380
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.49%,
10/15/40 ...................... 890 892,768
Series 2025-28L, Class A, 4.67%, 11/05/38 . 952 954,014
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
5.74%, 08/15/29
(a) (b)
................. 1,256 1,260,002
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 324 300,745
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 4.82%, 01/15/36
(a) (b)
...... 370 362,922
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.57%, 07/15/39
(a) (b)
....... 158 161,016
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.24%, 12/15/39
(a) (b)
................. 810 811,254
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 238 243,795

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.64%, 06/15/39
(a) (b)
................. USD 2,169 $ 2,169,671
PRM5 Trust, Series 2025-PRM5, Class D,
5.62%, 03/10/33
(a) (b)
................. 383 383,210
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
.................. 167 171,298
Sage AR Funding
(a)(e)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.14%, 05/17/37 ................. GBP 319 428,924
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.64%, 05/17/37 ................. 275 370,820
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-DLFN, Class D, (1-mo. CME
Term SOFR at 2.15% Floor + 2.15%),
5.90%, 03/15/35 ................. USD 101 100,623
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.00%, 08/15/42 ................. 346 346,216
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/41
(a) (b)
........... 571 571,000
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.19%, 04/15/42
(a) (b)
................. 380 382,360
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 11/15/34
(a) (b)
. 650 650,406
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a) (b)
...................... 460 410,457
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.70%,
10/15/41 ...................... 1,888 1,891,931
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
7.35%, 10/15/41 ................. 358 360,175
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
.................. 3,510 3,137,951
SV Vanir Logistics Finance SARL, Series 1X,
Class C, (3-mo. EURIBOR at 0.00% Floor +
1.90%), 3.97%, 07/23/37
(a) (e)
........... EUR 160 188,035
Taurus UK DAC
(a)(e)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.74%, 02/18/35 ........... GBP 326 439,420
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.24%, 02/18/35 ........... 403 543,683
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 6.94%, 02/18/35 ........... 884 1,191,247
Series 2025-UK4, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.34%, 08/18/35 ................. 100 134,641
Series 2025-UK4, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 08/18/35 ................. 155 208,913
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 6.49%, 12/15/39
(a) (b)
. USD 203 203,253
THPT Mortgage Trust, Series 2023-THL, Class A,
6.99%, 12/10/34
(a) (b)
................. 298 301,512
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Thunder Logistics DAC, Series 2024-1X, Class
B, (3-mo. EURIBOR at 0.00% Floor + 2.05%),
4.11%, 11/17/36
(a) (e)
................. EUR 93 $ 109,251
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.58%, 12/10/33
(a) (b)
............... USD 460 484,244
UK Logistics DAC
(a)(e)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................. GBP 148 199,510
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.84%, 02/17/35 ................. 99 132,978
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
6.84%, 02/17/35 ................. 229 305,788
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................. 861 1,161,107
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 08/17/35 ................. 335 451,735
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 08/17/35 ................. 139 187,435
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 11/15/42 ................. USD 1,738 1,740,143
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
6.00%, 11/15/42 ................. 191 191,238
VEGAS, Series 2024-GCS, Class C, 6.22%,
07/10/36
(a) (b)
...................... 1,440 1,449,129
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
3,250 3,216,701
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 148 150,002
VNDO Trust, Series 2016-350P, Class D, 3.90%,
01/10/35
(a) (b)
...................... 710 699,363
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
4.89%, 06/15/49
(a) (b)
............... 259 258,635
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
.................... 110 103,298
Series 2018-C46, Class B, 4.63%, 08/15/51 . 429 414,539
Series 2019-C49, Class B, 4.55%, 03/15/52 . 1,688 1,650,819
Series 2019-C49, Class D, 3.00%, 03/15/52
(b)
103 85,160
Series 2019-C50, Class B, 4.19%, 05/15/52 . 2,639 2,489,307
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.37%, 05/15/31
(a) (b)
............... 1,890 1,886,756
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a) (b)
.................... 577 581,995
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
..................... 1,759 1,813,490
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
..................... 1,120 1,131,004
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
..................... 480 483,780
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 438 444,780
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.35%, 07/15/40
(a) (b)
.... 913 938,187
224,944,665

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class
XA, 0.15%, 06/05/37
(a) (b)
.............. USD 11,000 $ 23,782
BANK
(a)
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ...................... 8,371 104,884
Series 2021-BN33, Class XA, 1.04%,
05/15/64 ...................... 11,995 442,543
Series 2021-BN33, Class XB, 0.48%,
05/15/64 ...................... 81,230 1,873,699
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.59%, 02/15/50
(a)
.................. 4,185 20,899
BBCMS Trust, Series 2015-SRCH, Class XA,
0.83%, 08/10/35
(a) (b)
................. 6,099 56,537
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.00%, 03/15/52 . 2,772 68,756
Series 2020-B17, Class XB, 0.50%, 03/15/53 1,560 26,898
Series 2021-B23, Class XA, 1.25%, 02/15/54 5,681 257,726
Series 2021-B24, Class XA, 1.13%, 03/15/54 19,195 768,864
BMO Mortgage Trust, Series 2023-C5, Class XA,
0.72%, 06/15/56
(a)
.................. 5,749 228,327
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58
(a)
.... 2,030 33
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(a) (b)
... 10,100 342,982
Commercial Mortgage Trust, Series 2018-COR3,
Class XD, 1.75%, 05/10/51
(a) (b)
.......... 770 26,546
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.23%,
11/15/50 ...................... 3,170 16,817
Series 2019-C16, Class XA, 1.53%, 06/15/52 6,404 269,443
Series 2019-C17, Class XA, 1.31%, 09/15/52 1,824 66,091
Series 2019-C17, Class XB, 0.52%, 09/15/52 4,040 68,086
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.29%, 04/10/37
(a) (b)
............... 5,975 53,542
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
.............. 3,040 36,620
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.23%,
06/10/39 ...................... 10,185 9,861
Series 2024-ELM, Class XP15, 1.56%,
06/10/39 ...................... 9,225 59,384
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.80%,
11/10/52 ...................... 5,101 128,503
Series 2020-GSA2, Class XA, 1.66%,
12/12/53
(b)
..................... 3,835 234,650
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.44%, 04/15/46 2,525 6,528
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
..................... 4,330 13,416
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.40%,
09/15/47
(a)
....................... 45 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
...................... 1,800 8,012
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.13%,
02/15/36
(a) (b)
...................... 2,607 53,588
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
............... 3,312 27,062
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.14%, 06/15/50
(b)
3,030 82,136
Series 2019-H6, Class XB, 0.71%, 06/15/52 . 5,210 116,474
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2019-L2, Class XA, 0.99%, 03/15/52 . USD 1,849 $ 47,926
MSWF Commercial Mortgage Trust, Series 2023-
2, Class XA, 0.91%, 12/15/56
(a)
......... 11,481 643,001
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.38%, 05/10/39
(a) (b)
.......... 10,700 38,688
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 14,166 44,106
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ...................... 2,833 7,410
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%, 10/15/52 3,811 168,046
Series 2019-C18, Class XA, 0.98%, 12/15/52 6,672 184,987
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.21%,
08/15/49
(b)
..................... 1,180 6,552
Series 2019-C50, Class XA, 1.40%, 05/15/52 11,227 389,321
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(b)
..................... 13,882 116,073
7,138,800
Total Non-Agency Mortgage-Backed Securities — 12 .5%
(Cost: $ 435,580,342 ) .............................. 432,891,997
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
(d)(i)(j)
Lehman Brothers Holdings, Inc. ........... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust VII 1,630 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 ................... 1,500 1,691,315
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ........ 1 1,086
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Class FH , (SOFR 30 day Average at
1.50% Floor and 6.50% Cap + 1.50%),
5.37% , 06/25/55 ................. 1,230 1,242,478
Series 5468 , Class WF , (SOFR 30 day
Average at 1.10% Floor and 6.50% Cap +
1.10%), 4.97% , 11/25/54 ............ 1,340 1,343,090
Series 5478 , Class FD , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/54 ........... 927 933,974
Series 5479 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 769 774,483
Series 5482 , Class FB , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 12/25/54 ........... 1,474 1,488,873
Series 5500 , Class DF , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 10/25/54 ........... 1,139 1,147,332

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5502 , Class EF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/55 ........... USD 905 $ 912,824
Series 5503 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 02/25/55 ........... 997 1,004,994
Series 5508 , Class FE , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 02/25/55 ........... 1,251 1,264,733
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 01/25/55 ........... 9,299 9,366,875
Series 5515 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 03/25/55 ........... 943 951,110
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 03/25/55 ........... 22,335 22,509,169
Series 5539 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 05/25/55 ........... 1,266 1,278,732
Series 5543 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 969 978,456
Series 5543 , Class FG , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 978 987,499
Series 5543 , Class FM , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 1,297 1,309,506
Series 5563 , Class FA , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 08/25/55 ........... 2,138 2,154,907
Series 5570 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 05/25/55 ........... 1,393 1,405,315
Series 5574 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 09/25/55 ........... 1,013 1,021,336
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 ..... 2 1,735
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2023-35 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 08/25/53 ........... 1,690 1,694,952
Series 2023-68 , Class FB , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 01/25/54 ........... 1,783 1,787,069
Series 2024-63 , Class FH , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 09/25/54 ........... 1,290 1,293,257
Series 2024-88 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 1,061 1,069,172
Series 2024-95 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 371 373,935
Series 2024-96 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 ........... 1,848 1,862,262
Series 2025-1 , Class FX , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 02/25/55 ........... 1,216 1,224,716
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 02/25/55 ........... USD 2,304 $ 2,324,776
Series 2025-9 , Class FG , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.22% , 03/25/55 ........... 690 695,194
Series 2025-13 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 03/25/55 ........... 1,304 1,311,885
Series 2025-18 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/54 ........... 662 667,250
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 05/25/55 ........... 1,533 1,549,537
Series 2025-42 , Class FA , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 916 924,580
Series 2025-42 , Class FE , (SOFR 30 day
Average at 1.55% Floor and 6.50% Cap +
1.55%), 5.42% , 06/25/55 ........... 1,671 1,688,984
Series 2025-63 , Class DF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/55 ........... 822 829,734
Government National Mortgage Association
Variable Rate Notes , Series 2025-9 , Class FE ,
(SOFR 30 day Average at 1.25% Floor and
6.50% Cap + 1.25%), 5.17% , 01/20/55
(a)
... 1,037 1,042,004
72,417,814
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ........ 476 490,264
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.23% , 08/25/50
(a) (b)
................. 235 231,312
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
.............. 397 398,720
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.30% , 11/25/32
(a)
.................. 237 235,994
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 . 444 446,234
Series 2025-126 , Class AD , 5.00% , 05/16/65 385 385,069
Series 2025-128 , Class AD , 5.00% , 10/16/56 895 901,208
Series 2025-128 , Class AG , 4.75% , 07/16/66 889 875,042
Series 2025-129 , Class AB , 4.75% , 09/16/54 282 281,782
Series 2025-130 , Class AL , 4.75% , 08/16/56 283 281,764
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 . 224 202,180
Series 2023-118 , Class BA , 3.75% , 05/16/65 280 255,740
4,985,309
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 2,105 353,596
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 2,192 363,632
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,661 276,078
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 2,463 417,886
Series 2022-78 , 3.00% , 08/20/51 ........ 1,037 168,456
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 1,395 226,629
1,806,277

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K120 , Class X1 , 1.03% , 10/25/30 ... USD 40,227 $ 1,591,065
Series K121 , Class X1 , 1.01% , 10/25/30 ... 2,998 116,814
Series KL05 , Class X1P , 0.89% , 06/25/29 .. 13,486 378,112
Series KL06 , Class XFX , 1.36% , 12/25/29 .. 1,452 65,224
Series KW09 , Class X1 , 0.78% , 05/25/29 .. 8,595 169,538
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.53% , 09/16/53 ........ 540 7,769
Series 2016-96 , 0.77% , 12/16/57 ........ 706 26,426
2,354,948
Mortgage-Backed Securities — 43.4%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 1,395 1,358,970
3.00% , 09/01/27 - 12/01/46 ............ 2,097 1,996,097
3.50% , 04/01/42 - 01/01/48 ............ 2,903 2,768,366
4.00% , 08/01/40 - 12/01/45 ............ 1,089 1,067,203
4.50% , 02/01/39 - 04/01/49 ............ 9,176 9,144,665
5.00% , 07/01/35 - 11/01/48 ............ 1,254 1,280,213
5.50% , 05/01/36 - 06/01/41 ............ 840 877,269
6.00% , 11/01/29 - 12/01/32 ............ 1 1,312
Federal National Mortgage Association
4.00% , 01/01/41 ................... 54 52,450
5.81% , 06/01/31 ................... 1,084 1,126,149
7.00% , 06/01/32 ................... 5 5,356
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 22,665 18,779,446
2.00% , 01/15/56
(k)
.................. 11,554 9,566,305
2.50% , 04/20/51 - 01/20/53 ............ 25,893 22,350,309
2.50% , 01/15/56
(k)
.................. 8,388 7,233,995
3.00% , 12/20/44 - 01/20/52 ............ 18,226 16,404,251
3.00% , 01/15/56
(k)
.................. 6,461 5,804,552
3.50% , 01/15/42 - 10/20/52 ............ 18,392 17,032,501
3.50% , 01/15/56
(k)
.................. 1,484 1,350,265
4.00% , 04/20/39 - 12/20/52 ............ 11,214 10,745,467
4.00% , 01/15/56
(k)
.................. 2,995 2,828,754
4.50% , 12/20/39 - 04/20/50 ............ 4,667 4,630,823
4.50% , 01/15/56
(k)
.................. 11,832 11,523,259
5.00% , 12/15/38 - 11/20/52 ............ 11,202 11,258,986
5.00% , 01/15/56
(k)
.................. 11,408 11,381,036
5.50% , 03/15/32 - 11/15/33 ............ 1 1,022
5.50% , 01/15/56
(k)
.................. 25,721 25,970,401
6.00% , 12/15/36 ................... 34 34,528
6.00% , 01/15/56
(k)
.................. 15,963 16,266,671
6.50% , 01/15/56 - 02/15/56
(k)
........... 13,399 13,842,924
7.50% , 11/15/29 ................... —
(l)
176
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 47,405 39,696,484
1.50% , 01/25/41
(k)
.................. 218 197,205
2.00% , 10/01/31 - 04/01/52 ............ 160,256 134,487,210
2.00% , 01/25/41 - 01/25/56
(k)
........... 13,142 10,620,561
2.50% , 09/01/27 - 04/01/52 ............ 108,784 94,960,239
2.50% , 01/25/41 - 01/25/56
(k)
........... 10,313 8,726,309
3.00% , 04/01/28 - 08/01/52 ............ 63,640 58,087,451
3.00% , 01/25/41 - 01/25/56
(k)
........... 99 89,411
3.50% , 08/01/27 - 01/01/51 ............ 22,260 21,118,502
3.50% , 01/25/41 - 02/25/56
(k)
........... 467,291 431,112,015
4.00% , 08/01/33 - 06/01/52 ............ 35,564 34,478,223
4.00% , 01/25/41 - 01/25/56
(k)
........... 934 891,129
4.50% , 06/01/26 - 08/01/52 ............ 27,658 27,529,627
4.50% , 01/25/41 - 02/25/56
(k)
........... 16,221 16,002,041
5.00% , 03/01/30 - 11/01/53 ............ 29,886 30,070,792
5.00% , 01/25/56
(k)
.................. 2,965 2,956,661
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 12/01/31 - 01/01/55
(m)
........... USD 46,501 $ 47,464,768
5.50% , 01/25/56
(k)
.................. 192,238 194,925,729
6.00% , 07/01/29 - 08/01/55 ............ 41,188 42,644,123
6.00% , 01/25/56
(k)
.................. 56,478 57,987,460
6.50% , 05/01/40 - 07/01/54 ............ 14,018 14,610,397
6.50% , 01/25/56
(k)
.................. 750 779,430
1,496,119,488
Total U.S. Government Sponsored Agency Securities — 45 .8%
(Cost: $ 1,616,249,800 ) ............................ 1,579,375,151
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ............ 3,407 3,307,052
4.50% , 08/15/39 ................... 14,200 14,224,006
4.38% , 11/15/39 ................... 1,343 1,324,901
4.63% , 02/15/40 ................... 2,064 2,086,414
1.13% , 05/15/40 - 08/15/40 ............ 20,816 13,140,507
3.88% , 08/15/40 - 02/15/43 ............ 3,803 3,475,959
1.38% , 11/15/40 ................... 10,408 6,755,443
1.88% , 02/15/41 - 11/15/51 ............ 15,025 8,573,050
3.75% , 08/15/41 - 11/15/43 ............ 12,973 11,391,655
3.00% , 05/15/42 - 08/15/52 ............ 74,869 55,323,715
3.13% , 02/15/43 - 08/15/44 ............ 11,781 9,413,732
3.63% , 08/15/43 - 05/15/53 ............ 32,630 27,056,770
4.75% , 11/15/43 - 11/15/53 ............ 23,623 23,267,289
4.13% , 08/15/44 ................... 326 298,919
2.50% , 02/15/45
(n)
.................. 29,908 21,180,939
2.75% , 11/15/47
(n)
.................. 27,458 19,560,607
2.25% , 08/15/49 - 02/15/52 ............ 18,580 11,552,680
1.63% , 11/15/50 ................... 3,317 1,741,267
2.38% , 05/15/51 ................... 4,132 2,603,967
2.00% , 08/15/51 ................... 4,760 2,726,773
U.S. Treasury Inflation Linked Notes ,
1.63% , 04/15/30 ................... 38,784 38,974,569
U.S. Treasury Notes
4.63% , 03/15/26 ................... 20,209 20,246,866
4.88% , 04/30/26 - 10/31/30 ............ 24,373 25,346,416
0.75% , 05/31/26 ................... 9,720 9,608,133
2.00% , 11/15/26 ................... 12,253 12,091,102
4.38% , 12/15/26 - 08/31/28 ............ 22,269 22,604,776
4.00% , 01/15/27 - 02/15/34 ............ 36,365 36,512,294
2.38% , 05/15/27 - 03/31/29 ............ 15,675 15,278,120
0.50% , 05/31/27 - 08/31/27 ............ 29,728 28,394,719
2.25% , 08/15/27 ................... 21,450 21,032,240
0.38% , 09/30/27 ................... 8,216 7,787,548
1.25% , 03/31/28 - 05/31/28 ............ 16,370 15,535,652
1.13% , 08/31/28 ................... 3,519 3,305,798
3.75% , 12/31/28 - 05/31/30 ............ 36,464 36,618,073
2.88% , 04/30/29 - 05/15/32 ............ 9,210 8,973,411
3.25% , 06/30/29 ................... 15,923 15,741,576
3.13% , 08/31/29 ................... 17,728 17,428,447
4.13% , 11/30/29 ................... 17,932 18,241,607
3.50% , 01/31/30 ................... 32,059 31,874,712
1.50% , 02/15/30 ................... 10,431 9,581,036
4.25% , 06/30/31 ................... 15,747 16,104,075
3.63% , 09/30/31 ................... 14,788 14,640,120
4.50% , 12/31/31 ................... 14,308 14,806,441

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75% , 08/15/32
(n)
.................. USD 37,111 $ 34,593,147
Total U.S. Treasury Obligations — 20 .7%
(Cost: $ 777,875,704 ) .............................. 714,326,523
Total Long-Term Investments — 120.7%
(Cost: $ 4,260,069,812 ) ............................ 4,163,013,759
Shares
Shares
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(g) (o)
................... 81,031,414 81,031,414
Total Short-Term Securities — 2 .4%
(Cost: $ 81,031,414 ) ............................... 81,031,414
Total Options Purchased — 0.0%
( Cost: $ 641,602 ) ................................. 230,556
Total Investments Before Options Written and TBA Sale
Commitments — 123 .1%
(Cost: $ 4,341,742,828 ) ............................ 4,244,275,729
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (3,689,869) ) ................... (3,190,633)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(k)
Mortgage-Backed Securities — ( 7 .6 ) %
Government National Mortgage Association
2.00% , 01/15/56 ................... USD (318) $ (263,293)
2.50% , 01/15/56 ................... (277) (238,891)
3.00% , 01/15/56 ................... (182) (163,508)
3.50% , 01/15/56 ................... (175) (159,229)
4.00% , 01/15/56 ................... (67) (63,281)
6.00% , 01/15/56 ................... (680) (692,936)
6.50% , 01/15/56 ................... (6,836) (7,066,181)
Uniform Mortgage-Backed Securities
2.00% , 01/25/41 ................... (5,623) (5,204,789)
2.50% , 01/25/41 - 01/25/56 ............ (1,523) (1,346,437)
3.00% , 01/25/41 - 01/25/56 ............ (3,290) (3,013,929)
3.50% , 01/25/41 - 02/25/56 ............ (187,003) (172,913,154)
4.00% , 01/25/41 - 01/25/56 ............ (8,504) (8,066,017)
4.50% , 01/25/56 ................... (18,759) (18,311,451)
5.00% , 01/25/56 ................... (43,017) (42,896,015)
5.50% , 01/25/56 ................... (619) (627,655)
Total TBA Sale Commitments — ( 7 .6 ) %
(Proceeds: $ (259,460,333) ) ......................... (261,026,766)
Total Investments Net of Options Written and TBA Sale
Commitments — 115 .4%
(Cost: $ 4,078,592,626 ) ............................ 3,980,058,330
Liabilities in Excess of Other Assets — (15.4) % ............ (532,170,001)
Net Assets — 100.0% ...............................
$ 3,447,888,329
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,621,857, representing 0.13% of its net assets as of period end, and an original cost of $4,402,000.
(g)
Affiliate of the Fund.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 42,126,671 $ 38,904,743
(a)
$ — $ — $ — $ 81,031,414 81,031,414 $ 473,891 $ —
iShares AAA CLO Active ETF . 5,196,500 — — — (22,040) 5,174,460 100,000 89,657 —
$ — $ (22,040) $ 86,205,874 $ 563,548 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 75 03/06/26 $ 11,244 $ 8,684
Japan 10-Year Bond ........................................................ 4 03/13/26 3,381 (29,539)
Australia 10-Year Bond ...................................................... 217 03/16/26 15,855 (20,093)
Australia 3-Year Bond ....................................................... 525 03/16/26 36,786 (25,232)
U.S. Treasury Long Bond ..................................................... 127 03/20/26 14,680 26,798
U.S. Treasury Ultra Bond ..................................................... 55 03/20/26 6,490 (59,694)
U.S. Treasury 2-Year Note .................................................... 1,429 03/31/26 298,360 69,345
U.S. Treasury 5-Year Note .................................................... 2,585 03/31/26 282,553 (357,828)
3-mo. SOFR ............................................................. 1,433 03/16/27 347,108 133,235
(254,324)
Short Contracts
Euro-Bobl ............................................................... 158 03/06/26 21,569 17,249
Euro-Buxl ............................................................... 16 03/06/26 2,071 16,363
Euro-Schatz ............................................................. 78 03/06/26 9,789 (2,400)
U.S. Treasury 10-Year Note ................................................... 6 03/20/26 675 1,304
U.S. Treasury 10-Year Ultra Note ............................................... 253 03/20/26 29,099 (45,937)
(13,421)
$ (267,745)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 137,575,651 USD 7,403,436 Natwest Markets plc 01/27/26 $ 219,907
USD 7,030,866 COP 26,501,654,000 Bank of America NA 01/27/26 101,029
MXN 95,162,810 USD 5,164,538 Goldman Sachs International 03/18/26 82,815
USD 36,723,321 EUR 31,083,000 BNP Paribas SA 03/18/26 71,056
USD 8,349,084 JPY 1,292,844,000 HSBC Bank plc 03/18/26 43,937
USD 13,782,369 JPY 2,120,152,000 JPMorgan Chase Bank NA 03/18/26 162,648
USD 419,645 JPY 64,511,000 Wells Fargo Bank NA 03/18/26 5,229
ZAR 88,562,711 USD 5,164,538 Citibank NA 03/18/26 156,261
842,882
BRL 77,922,641 USD 14,419,064 Goldman Sachs International 01/27/26 (282,627)
USD 4,808,129 PEN 16,278,883 JPMorgan Chase Bank NA 01/27/26 (30,835)
BRL 38,272,666 USD 6,886,050 Goldman Sachs International 03/18/26 (18,014)
JPY 1,175,808,003 USD 7,606,776 Morgan Stanley & Co. International plc 03/18/26 (53,461)
USD 152,057 AUD 229,000 Deutsche Bank AG 03/18/26 (779)
USD 112,437 AUD 169,000 HSBC Bank plc 03/18/26 (354)
USD 332,308 AUD 500,000 State Street Bank and Trust Co. 03/18/26 (1,394)
USD 28,852,294 EUR 24,520,000 HSBC Bank plc 03/18/26 (61,052)
USD 14,688,256 GBP 10,974,000 Deutsche Bank AG 03/18/26 (101,426)
(549,942)
$ 292,940

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In
Morgan Stanley & Co.
International plc 01/21/26 JPY 158.00 JPY 160.25 USD 6,729 $ 1,798
$ –
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Annual Deutsche Bank AG 02/05/26 3 .57 % USD 5,844 $ 6,933
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Annual Deutsche Bank AG 02/05/26 3 .77 USD 3,892 2,250
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 USD 29,513 66,519
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 146,701 153,056
$ 228,758
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
Nomura International
plc 02/17/26 3 .60 % USD 7,683 $ (17,233)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual Citibank NA 02/18/26 3 .40 USD 11,676 (7,344)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 2 .90 USD 46,321 (13,650)
10-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 3 .25 USD 24,881 (8,417)
30-Year Interest Rate Swap
(a)
4.20% Annual 1-day SONIA Annual
Goldman Sachs
International 03/04/26 4 .20 GBP 2,347 (14,956)
10-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual Citibank NA 03/11/26 3 .50 USD 11,563 (24,387)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 USD 29,513 (19,809)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 146,701 (48,126)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 5,779 (34,396)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 5,145 (138,024)
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 11/26/27 3 .86 USD 4,122 (108,487)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 3,004 (99,148)
(533,977)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3 .96 USD 10,485 (19,879)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4 .30 USD 4,636 (20,501)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Nomura International
plc 02/17/26 4 .00 USD 7,683 (18,080)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3 .58 USD 26,789 (5,339)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4 .00 USD 27,513 (191,642)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 146,701 (94,513)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 5,779 (42,706)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 % USD 157,097 $ (425,359)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 10/04/27 4 .05 USD 210,569 (813,920)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 5,145 (207,634)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 11/26/27 3 .86 USD 4,122 (172,203)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 61,769 (289,031)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 3,004 (106,746)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 93,231 (249,103)
(2,656,656)
$ (3,190,633)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 269,787 $ (12,002) $ — $ (12,002)
3.79% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 540,746 (102,569) — (102,569)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 270,578 (1,550) — (1,550)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 532,139 (1,970) — (1,970)
1-day EFFR At Termination 3.62% At Termination 01/28/26
(a)
03/18/26 USD 308,313 8,642 — 8,642
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 72,520 (181,554) — (181,554)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 55,653 (83,380) — (83,380)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 55,653 131,494 14,820 116,674
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 72,520 186,146 — 186,146
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 4,975,229 (1,918) — (1,918)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 11,279,342 (19,271) — (19,271)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 12,175,310 (26,980) — (26,980)
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 4,703,131 108,507 — 108,507
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 4,758,113 109,176 — 109,176
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 3,755,737 89,806 — 89,806
1-day TONAR At Termination 1.01% At Termination 09/11/26
(a)
09/11/27 JPY 2,568,445 (39,636) — (39,636)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 72,772 29,847 — 29,847
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 2,347 (2,538) — (2,538)
$ 190,250 $ 14,820 $ 175,430
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 11,202 $ (17,966) $ — $ (17,966)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,518 (9,113) — (9,113)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 20,828 $ (205,863) $ — $ (205,863)
$ (232,942) $ — $ (232,942)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (221,404) $ (178,452) $ (42,952)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (116,372) (91,637) (24,735)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (103,690) (86,776) (16,914)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 25 (2) 8,377 (8,379)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1 — 189 (189)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 349 86,557 12,708 73,849
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 228 56,656 13,598 43,058
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (987) 987
$ – $ – $ –
$ (298,255) $ (322,980) $ 24,725
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0 .13 % Monthly
JPMorgan Chase Bank
NA 09/29/27 BBB+ USD 1,320 $ (917) $ (115) $ (802)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 156 (38,754) (17,195) (21,559)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 421 (104,459) (52,268) (52,191)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (7,679) — (7,679)
$ (151,809) $ (69,578) $ (82,231)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 3 .64%
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 393,631,216 $ 2,581,200 $ 396,212,416
Corporate Bonds
Aerospace & Defense .................................... — 5,396,514 — 5,396,514
Banks ............................................... — 122,180,181 — 122,180,181
Beverages ........................................... — 2,154,569 — 2,154,569
Biotechnology ......................................... — 858,568 — 858,568
Broadline Retail ........................................ — 9,965,077 — 9,965,077
Capital Markets ........................................ — 80,676,011 — 80,676,011
Chemicals ............................................ — 3,859,824 — 3,859,824
Communications Equipment ................................ — 2,869,182 — 2,869,182
Consumer Finance ...................................... — 28,914,550 — 28,914,550
Diversified REITs ....................................... — 31,683,186 — 31,683,186
Diversified Telecommunication Services ........................ — 22,082,112 — 22,082,112
Electric Utilities ........................................ — 143,543,846 1,942,375 145,486,221
Entertainment ......................................... — 7,017,467 — 7,017,467
Financial Services ...................................... — 8,388,385 170,000 8,558,385
Gas Utilities ........................................... — 3,975,357 — 3,975,357
Ground Transportation ................................... — 1,042,188 — 1,042,188
Health Care Equipment & Supplies ........................... — 990,545 — 990,545
Health Care Providers & Services ............................ — 19,437,345 — 19,437,345
Hotels, Restaurants & Leisure .............................. — 2,651,231 — 2,651,231
Independent Power and Renewable Electricity Producers ............ — 1,281,216 — 1,281,216
Industrial REITs ........................................ — 451,024 — 451,024
Insurance ............................................ — 925,287 — 925,287
Interactive Media & Services ............................... — 13,848,190 — 13,848,190
IT Services ........................................... — 24,169,932 — 24,169,932
Media ............................................... — 26,400,199 — 26,400,199
Metals & Mining ........................................ — 6,833,194 — 6,833,194
Multi-Utilities .......................................... — 3,943,379 — 3,943,379
Oil, Gas & Consumable Fuels ............................... — 234,152,320 — 234,152,320
Paper & Forest Products .................................. — 1,322,033 — 1,322,033
Passenger Airlines ...................................... — 481,585 — 481,585
Pharmaceuticals ....................................... — 2,239,580 — 2,239,580
Residential REITs ....................................... — 5,704,983 — 5,704,983
Semiconductors & Semiconductor Equipment .................... — 29,025,742 2,679,482 31,705,224
Software ............................................. — 29,211,692 — 29,211,692
Specialized REITs ...................................... — 25,609,625 — 25,609,625
Technology Hardware, Storage & Peripherals .................... — 4,466,770 — 4,466,770
Tobacco ............................................. — 22,725,093 — 22,725,093

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 1,707,449 $ — $ 1,707,449
Transportation Infrastructure ............................... — 1,311,890 — 1,311,890
Wireless Telecommunication Services ......................... — 9,905,534 — 9,905,534
Foreign Agency Obligations ................................. — 3,150,531 — 3,150,531
Foreign Government Obligations .............................. — 64,351,371 — 64,351,371
Investment Companies .................................... 5,174,460 — — 5,174,460
Municipal Bonds ......................................... — 19,336,596 — 19,336,596
Non-Agency Mortgage-Backed Securities ........................ — 432,891,997 — 432,891,997
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,579,375,151 — 1,579,375,151
U.S. Treasury Obligations ................................... — 714,326,523 — 714,326,523
Short-Term Securities
Money Market Funds ...................................... 81,031,414 — — 81,031,414
Options Purchased
Foreign currency exchange contracts ........................... — 1,798 — 1,798
Interest rate contracts ...................................... — 228,758 — 228,758
Liabilities
Investments
TBA Sale Commitments .................................... — (261,026,766) — (261,026,766)
$ 86,205,874 $ 3,889,670,030 $ 7,373,059 $ 3,983,248,963
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 117,894 $ — $ 117,894
Foreign currency exchange contracts ............................ — 842,882 — 842,882
Interest rate contracts ....................................... 272,978 648,798 — 921,776
Liabilities
Credit contracts ........................................... — (175,400) — (175,400)
Foreign currency exchange contracts ............................ — (549,942) — (549,942)
Interest rate contracts ....................................... (540,723) (3,664,001) — (4,204,724)
Other contracts ........................................... — (232,942) — (232,942)
$ (267,745) $ (3,012,711) $ — $ (3,280,456)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
PEN Peruvian Sol
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)